October 31, 2002
       Oppenheimer
       Multi-Sector Income Trust



                                                                   Annual Report
                                                                  --------------
                                                                    Management
                                                                   Commentaries


[GRAPHIC OMITTED]
Fund Highlights

Performance Update

Investment Strategy Discussion

Financial Statements

[LOGO]
OppenheimerFunds(R)
The Right Way to Invest

HIGHLIGHTS

    CONTENTS

 1  Letter to Shareholders

 3  An Interview
    with Your Fund's
    Managers

 8  Financial
    Statements

43  Independent Auditors' Report

44  Federal Income Tax Information

47  Trustees and Officers

Fund Objective
Oppenheimer Multi-Sector Income Trust is a closed-end diversified management investment company with a primary investment objective of seeking high current income consistent with the preservation of capital. The Fund's secondary investment objective is capital appreciation.






Investment Breakdown 1
(As of 10/31/02)


[PIE CHART]
o Asset-Backed                    45.3%
o Corporate                       22.6
o International                   21.8
o U.S. Government                  8.8
o Money Market                     0.8
o Convertible                      0.7

1. Portfolio composition is subject to change. Chart is based on total market value of investments.
Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

LETTER TO SHAREHOLDERS

Dear Shareholder,

In the last 100 years, there have been about 30 bear markets-- each one ultimately followed by a recovery. Although markets in 2002 proved to be challenging and extremely volatile, we now find ourselves in a changing economic environment punctuated by moderate growth and the lowest interest rates we've seen in 40 years. At OppenheimerFunds, we continue to believe in the growth, ingenuity, and underlying strength of our economy and the markets for the long haul.
   We also understand that your investments with us may represent retirement, a future home or a college education. We take very seriously the responsibility of helping you work toward your goals. In good markets and in bad, we are committed to providing you with the investment products and services that can help you achieve your financial objectives.
   In recent years, many of us have seen the assets we count on for the future decrease in value, sometimes significantly, making it extremely difficult to stick to long-term investing plans. Yet basic investment principles of asset allocation and diversification are most important precisely at the times when we seem most ready to abandon them. As a valued shareholder, we encourage you to stay the course and focus on your long-term goals.
   Of course that doesn't mean ignoring your portfolio. When the financial markets make major moves, portfolio changes may be necessary to adjust risk, rebalance allocations or seek to maintain sufficient income flows. Monitor your investments, stay informed and most importantly, work closely with your financial advisor to ensure that any changes you make fit within your long-term investing plan.



[PHOTO OF JOHN MURPHY]

John V. Murphy
President
Oppenheimer
Multi-Sector Income
Trust



                    1 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

LETTER TO SHAREHOLDERS

   With that said, we also expect the road ahead to present new and unique challenges. It is our belief that adhering to core investment principles can help you reach your goals. The principles of investing aren't exciting or easy. All they are is true. We hope you share the same convictions as we greet the start of the New Year and thank you for your continued faith in OppenheimerFunds, The Right Way to Invest.


Sincerely,
/s/ John V. Murphy
------------------
John V. Murphy
November 21, 2002


These general market views represent opinions of OppenheimerFunds, Inc.
and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.

                    2| OPPENHEIMER MULTI-SECTOR INCOME TRUST

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Q

How did Oppenheimer Multi-Sector Income Trust perform during the 12-month period that ended on October 31, 2002?

A. We are pleased with the Fund's returns, which ranked #2 out of 11 funds in its peer group, the Lipper General Bond Fund category. Even though short-term interest rates fell during the reporting period to their lowest levels in 40 years, the Fund continued to generate competitive levels of income. As of October 31, 2002, the Fund's annualized monthly yield was 7.11% at net asset value and 7.90% at market value.

   The Fund's yield remains competitive despite the dividend cut implemented during the 12-month period. Because of market conditions, we experienced an increase in defaults and weakness in the high-yield corporate bond portion of the portfolio. These defaults have reduced the amount of income earned by the Fund, and subsequently impacted the dividend yield.

What areas of the bond market contributed most significantly to the Fund's performance?

The bulk of the Fund's returns during the 12-month period were the result of its investments in foreign bonds. As a result, the Fund's performance was helped by our decision to allocate a larger percentage of the Fund's asset to foreign bonds.

   The value of foreign bonds generally rose for U.S. investors because of the effects of changing currency exchange rates. As the U.S. economy weakened and domestic bond yields fell, many overseas investors apparently found more attractive opportunities in other markets, causing their currencies to appreciate relative to the U.S. dollar. In addition, foreign bonds generally provided higher yields than domestic fixed-income securities, helping to support the Fund's income distributions. Finally, declining interest rates in Europe helped support prices of the Fund's investments there.

    U.S. government securities also contributed positively to performance. Shortly after the reporting period began, the U.S.

[SIDEBAR]
Portfolio Management Team
Caleb Wong
Art Steinmetz



                    3| OPPENHEIMER MULTI-SECTOR INCOME TRUST

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Federal Reserve Board (The Fed) put the finishing touches on its aggressive 2001 interest rate-reduction campaign, driving short-term interest rates to their lowest levels since the early 1960s. Because bond prices rise when yields fall, these rate cuts were particularly beneficial to interest rate-sensitive bonds, such as U.S. Treasury securities and U.S. government agency securities.

How did the 2002 economic recovery affect the Fund's performance?
While the general consensus is that the economic recession ended in early 2002, the recovery has been less robust than most analysts expected. The weak economy has prevented the Fed from raising interest rates, further benefiting U.S. government securities. Mortgage-backed securities were particularly volatile in this environment, as historically low mortgage rates led to a surge of refinancing activity and prepayments of existing mortgages. Fortunately, we anticipated these effects, and helped control volatility by "hedging" the Fund's mortgage-backed investments.
   On the other hand, the weak economy adversely affected the prices of most domestic corporate bonds, especially lower rated ones. That's because corporate bonds are generally more sensitive to changes in the perceived credit quality of their issuers than to interest rate trends. The struggling economy was particularly hard on the technology and telecommunications industries, which have seen customer demand for their products and services plummet. As business fundamentals deteriorated, many of these companies were shunned by the credit markets, making it virtually impossible for them to raise additional capital. As a result, some lower rated technology and telecommunications companies defaulted on existing debt, causing high-yield bond prices to fall in general.
   In addition, high-yield bonds issued by companies in virtually all industry groups were adversely affected by a "flight to quality" among investors seeking a safe haven from a falling stock market. Investors flocked to U.S. government securities, further

                    4 | OPPENHEIMER MULTI-SECTOR INCOME TRUST supporting their prices, and generally avoided lower rated bonds. The period's accounting scandals only further eroded investor sentiment.

Did economic troubles in Argentina and Brazil affect the Fund's foreign bond holdings?
The Fund had little exposure to bonds from Argentina issuers, successfully avoiding any direct impact from Argentina's 2001 default. Although the Fund had some exposure to bonds from issuers in Brazil, effects from that country's recent economic problems were muted by broad diversification across various geographic regions, industry groups and individual issuers.
   The Fund also has invested relatively heavily in Eastern Europe. Outside of the United States, Russia is the largest single country represented in the Fund. Russian bonds have performed exceptionally well as the nation has become one of the world's leading oil producers, and its political climate has stabilized.

In what ways did the Fund's quantitative models contribute to the Fund's performance?
Our quantitative work contributed positively to performance overall, with especially strong results coming from the models that attempt to benefit from credit risk and duration risk. The credit risk model indicated that U.S. equities were likely to decline for much of the reporting period, and we executed transactions that enabled us to benefit from that trend. Similarly, our duration model--duration is a measure of sensitivity to interest-rate changes--suggested that interest rates would continue to decline, and we positioned the Fund accordingly.

What is your outlook for the foreseeable future?
We are cautiously optimistic. Our caution stems primarily from the potential for higher interest rates to erode the value of bonds that have recently performed well, including U.S. government securities. With interest rates at historically low levels, we believe there is little room for further declines, but plenty of room for rates to move higher.


                    5| OPPENHEIMER MULTI-SECTOR INCOME TRUST

AN INTERVIEW WITH YOUR FUND'S MANAGERS

   We are optimistic regarding the prospects of foreign bonds and domestic high-yield securities. In our opinion, both currently represent compelling values. They provide attractive opportunities for income, and could help boost the Fund's total return, if and when economic growth gains momentum. In the meantime, we believe that our multi-sector approach to the global bond markets should help income-oriented investors weather the current low interest-rate environment, which is part of what makes Oppenheimer Multi-Sector Income Trust, The Right Way to Invest.


                    6| OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                          Financial Statements
                                                                    Pages 8-42

                    7| OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  October 31, 2002

                                                                                         Principal  Market Value
                                                                                            Amount    See Note 1
----------------------------------------------------------------------------------------------------------------
U.S. Government Sector--12.2%
----------------------------------------------------------------------------------------------------------------
U.S. Government Obligations--12.2%
----------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Sr. Unsub. Nts., 4.75%, 1/15/13 [EUR]                     390,000   $   380,114
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Sr. Unsec. Nts., 2.125%, 10/9/07 [JPY]                 115,000,000     1,022,619
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
1.75%, 3/26/08 [JPY]                                                                   170,000,000     1,492,131
5.25%, 4/15/07                                                                           3,560,000     3,881,607
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.375%, 8/15/12                                                                          4,630,000     4,807,968
5.375%, 2/15/31                                                                          2,100,000     2,217,224
8.75%, 5/15/17                                                                             800,000     1,139,188
STRIPS, 5.99%, 11/15/18 1,2                                                                300,000       128,033
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.25%, 8/15/07                                                                           2,160,000     2,210,373
5.875%, 2/15/04 3                                                                        1,140,000     1,205,092
6.50%, 2/15/10                                                                           4,620,000     5,492,321
6.75%, 5/15/05                                                                           1,140,000     1,275,732
7%, 7/15/06                                                                              3,300,000     3,833,514
                                                                                                     -----------
Total U.S. Government Sector (Cost $27,783,371)                                                       29,085,916

                                                                                            Shares
----------------------------------------------------------------------------------------------------------------
Convertible Sector--0.9%
----------------------------------------------------------------------------------------------------------------
Preferred Stocks--0.6%
----------------------------------------------------------------------------------------------------------------
Crown American Realty Trust, 11% Cum., Series A, Non-Vtg                                     4,000       212,000
----------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
12.25% Sr. Exchangeable, Non-Vtg. 4                                                          1,114       247,865
13% Sr. Exchangeable, Non-Vtg. 4                                                               471       104,797
----------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 4,5,6                            249            25
----------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 5                  4,000        81,000
----------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 10.50% Sr. Exchangeable, Non-Vtg. 4,5,6,13                    4,210            --
----------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 13.50% Exchangeable, Series B 4                                 1            23
----------------------------------------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable, Non-Vtg. 4,5,6,13            3,031            --
----------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg. 4                           32       157,600
----------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 4                                       109        16,623
----------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 6                             5,750       634,656
                                                                                                     -----------
                                                                                                       1,454,589

                                                                                             Units
----------------------------------------------------------------------------------------------------------------
Rights, Warrants and Certificates--0.3%
----------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp. Wts.:
Exp. 1/23/03 5,6                                                                             6,054            --
Exp. 1/23/03 5,6                                                                             3,456            --
Exp. 9/1/04 5,6                                                                              1,936            --
----------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 5,6                                                          300             3
----------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 5,6                                               600             6
----------------------------------------------------------------------------------------------------------------
Decrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 5,6                                         800            --
----------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 5,6                                            700             7



                    8 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                                   Market Value
                                                                                            Units    See Note 1
----------------------------------------------------------------------------------------------------------------
Rights, Warrants and Certificates Continued
----------------------------------------------------------------------------------------------------------------
Equinix, Inc. Wts., Exp. 12/1/07 5,6                                                          400    $        4
----------------------------------------------------------------------------------------------------------------
Horizon PCS, Inc. Wts., Exp. 10/1/10 5,6                                                    1,000            50
----------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 5,6                                             4,125            41
----------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 5,6                                                                            6,035            60
Exp. 5/16/06 5,6                                                                                9            --
----------------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 5,6                                                          720             7
----------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08 5,6                                             920             9
----------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. Wts., Exp. 4/15/10 5,6                                      400           150
----------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 5,6                                      400            --
----------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 5,6                                      975            10
----------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05 5,6                                            700             7
----------------------------------------------------------------------------------------------------------------
Morgan Stanley Wts., Exp. 6/5/03 5                                                         91,275       825,172
----------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 5,6                                                           500           812
----------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 5                                                  6,738         3,504
----------------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/30/05 5,6                                                 6,400            --
----------------------------------------------------------------------------------------------------------------
Republic Technologies International LLC Wts., Exp. 7/15/09 5,6                                200             2
----------------------------------------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 5,6                                           500           253
                                                                                                    ------------
                                                                                                        830,097
                                                                                                    ------------
Total Convertible Sector (Cost $4,723,995)                                                            2,284,686



                                                                                           Shares
----------------------------------------------------------------------------------------------------------------
Corporate Sector--31.2%
----------------------------------------------------------------------------------------------------------------
Common Stocks--0.0%
----------------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc. 5,6                                                         18            --
----------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 5                                                          6,198         8,553
----------------------------------------------------------------------------------------------------------------
Globix Corp. 5                                                                              6,880        17,200
----------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 5                                                   24,061        16,121
----------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                     173         4,081
----------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 5                                                                      399         1,424
----------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 5,6                                                                      5,655         8,483
----------------------------------------------------------------------------------------------------------------
Prandium, Inc. 5                                                                           14,499        14,499
----------------------------------------------------------------------------------------------------------------
Star Gas Partners LP                                                                          220         4,048
----------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 5,6                                                                    2,500        10,000
----------------------------------------------------------------------------------------------------------------
WRC Media Corp. 5,6                                                                           676             7
                                                                                                    ------------
                                                                                                         84,416


                    9| OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued
                                                                                          Principal Market Value
                                                                                             Amount   See Note 1
----------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes--30.9%
----------------------------------------------------------------------------------------------------------------
Consumer Discretionary--9.7%
----------------------------------------------------------------------------------------------------------------
Auto Components--1.1%
American Axle & Manufacturing, Inc., 9.75% Sr. Sub. Nts., 3/1/09                         $  200,000   $  214,000
----------------------------------------------------------------------------------------------------------------
Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07 5,7                                      700,000      161,000
----------------------------------------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10               200,000      194,000
----------------------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 10.75% Sr. Nts., 12/31/11                                    200,000      186,000
----------------------------------------------------------------------------------------------------------------
Dana Corp., 9% Unsec. Nts., 8/15/11                                                         400,000      372,000
----------------------------------------------------------------------------------------------------------------
Dura Operating Corp., 9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                             600,000      525,000
----------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                                        700,000      733,250
----------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                   200,000      169,000
                                                                                                      ----------
                                                                                                       2,554,250

----------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--2.4%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                                            400,000      106,500
----------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                               250,000      250,625
----------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                             200,000      205,000
----------------------------------------------------------------------------------------------------------------
Buffets, Inc., 11.25% Sr. Sub. Nts., 7/15/10 8                                              200,000      201,000
----------------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995 5,6,7                    5,500           --
----------------------------------------------------------------------------------------------------------------
Coast Hotels & Casinos, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/09                            200,000      211,000
----------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625% Nts., 5/15/08                                                   200,000      202,846
----------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts., 3/15/12                                      200,000      203,000
----------------------------------------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B, 5/15/12                            200,000      193,500
----------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                        500,000      538,750
----------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
8.375% Sr. Sub. Nts., 7/1/11                                                                400,000      420,000
8.75% Sr. Unsec. Sub. Nts., 1/1/09                                                          500,000      527,500
----------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., 8.875% Sr. Sub. Nts., 3/15/10                                   300,000      303,750
----------------------------------------------------------------------------------------------------------------
Premier Parks, Inc., 0%/10% Sr. Disc. Nts., 4/1/08 9                                        500,000      448,750
----------------------------------------------------------------------------------------------------------------
Prime Hospitality Corp., 8.375% Sr. Sub. Nts., 5/1/12                                       200,000      183,000
----------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 8.875% Sr. Nts., 2/1/10                                                    250,000      220,000
----------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Nts., 5/1/12 8                            400,000      385,000
----------------------------------------------------------------------------------------------------------------
Sun International Hotels Ltd., 8.875% Sr. Sub. Unsec. Nts., 8/15/11                         500,000      505,000
----------------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc., 11% Bonds, 6/15/10 8                      200,000      206,000
----------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 7.70% Sr. Nts., 7/1/12                                                   300,000      312,000
                                                                                                      ----------
                                                                                                       5,623,221

----------------------------------------------------------------------------------------------------------------
Household Durables--1.1%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                            300,000      306,750
----------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10 2                                           500,000      491,250
----------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                                300,000      274,500
----------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                              500,000      505,000
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                         500,000      521,250
----------------------------------------------------------------------------------------------------------------
Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05                                         400,000      357,000


                   10 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                          Principal Market Value
                                                                                             Amount   See Note 1
----------------------------------------------------------------------------------------------------------------
Household Durables Continued
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                                     $  100,000   $   94,000
----------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                         200,000      166,500
                                                                                                      ----------
                                                                                                       2,716,250

----------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail--0.4%
Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08 9                                    900,000      877,500
----------------------------------------------------------------------------------------------------------------
Media--3.4%
Adelphia Communications Corp.:
8.125% Sr. Nts., Series B, 7/15/03 7                                                        250,000       83,750
9.875% Sr. Nts., Series B, 3/1/07 7                                                         300,000      100,500
10.25% Sr. Unsec. Nts., 11/1/06 7                                                           100,000       33,500
10.25% Sr. Unsec. Sub. Nts., 6/15/11 7                                                      300,000      102,000
10.875% Sr. Unsec. Nts., 10/1/10 7                                                          100,000       33,500
----------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                                 500,000      446,250
----------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                                    200,000      197,500
----------------------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07 6                      75,000       78,562
----------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/
Charter Communications Holdings Capital Corp.:
8.625% Sr. Unsec. Nts., 4/1/09                                                            1,500,000      652,500
10.75% Sr. Unsec. Nts., 10/1/09                                                             800,000      358,000
11.125% Sr. Unsec. Nts., 1/15/11                                                            400,000      179,000
----------------------------------------------------------------------------------------------------------------
Classic Cable, Inc., 10.50% Sr. Sub. Nts., 3/1/10 5,7                                       300,000       40,500
----------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                         125,000      102,813
----------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 7/1/08                                   500,000      537,500
----------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875% Sr. Nts., 11/15/09 8,10                                          100,000      103,500
----------------------------------------------------------------------------------------------------------------
EchoStar Broadband Corp., 10.375% Sr. Unsec. Nts., 10/1/07                                  750,000      776,250
----------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                          200,000      201,000
----------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09                  600,000      624,000
----------------------------------------------------------------------------------------------------------------
Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09                             100,000      104,500
----------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07                                        200,000      209,000
----------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                         600,000      438,000
----------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 8.50% Sr. Nts., 2/1/12 8                                                    400,000      362,000
----------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                              200,000      214,500
----------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Sub. Nts., 3/15/12                                                                 1,000,000    1,017,500
8% Sr. Sub. Nts., 3/15/12 8,10                                                              300,000      307,500
8.75% Sr. Sub. Nts., 12/15/11                                                               300,000      316,500
----------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts., 11/1/09                     300,000      305,250
----------------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp.,
12.75% Sr. Sub. Nts., 11/15/09                                                              300,000      274,500
                                                                                                      ----------
                                                                                                       8,199,875

----------------------------------------------------------------------------------------------------------------
Multiline Retail--0.2%
Saks, Inc., 9.875% Nts., 10/1/11                                                            400,000      396,000



                    11 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued

                                                                           Principal Market Value
                                                                              Amount   See Note 1
-------------------------------------------------------------------------------------------------
Specialty Retail--0.9%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                  $  200,000   $  171,000
-------------------------------------------------------------------------------------------------
CSK Auto, Inc., 12% Sr. Unsec. Nts., 6/15/06                                 500,000      532,500
-------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs., 5/1/08                                   500,000      447,500
-------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08                           300,000      277,500
-------------------------------------------------------------------------------------------------
United Rentals (North America), Inc., 10.75% Sr. Unsec. Nts., 4/15/08        800,000      748,000
-------------------------------------------------------------------------------------------------
United Rentals, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09          100,000       73,750
                                                                                       ----------
                                                                                        2,250,250

-------------------------------------------------------------------------------------------------
Textiles & Apparel--0.2%
Consoltex Group, Inc., 0.605% Sr. Sub. Nts., 1/31/09 4,6                     392,231       21,573
-------------------------------------------------------------------------------------------------
Levi Strauss & Co., 11.625% Sr. Unsec. Nts., 1/15/08                         200,000      197,000
-------------------------------------------------------------------------------------------------
Polymer Group, Inc., 8.75% Sr. Sub. Nts., 3/1/08 5,6,7                       500,000       87,500
-------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10 8                                      100,000      103,500
                                                                                       ----------
                                                                                          409,573

-------------------------------------------------------------------------------------------------
Consumer Staples--1.8%
-------------------------------------------------------------------------------------------------
Beverages--0.2%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                    100,000      104,750
-------------------------------------------------------------------------------------------------
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05                  300,000      223,500
                                                                                       ----------
                                                                                          328,250

-------------------------------------------------------------------------------------------------
Food & Drug Retailing--0.7%
Fleming Cos., Inc.:
10.125% Sr. Unsec. Nts., 4/1/08                                              500,000      427,500
10.625% Sr. Unsec. Sub. Nts., Series D, 7/31/07                              300,000      192,000
-------------------------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts., 12/15/11      200,000      121,000
-------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                           775,000      623,875
-------------------------------------------------------------------------------------------------
Pathmark Stores, Inc., 8.75% Sr. Sub. Nts., 2/1/12                           200,000      174,000
-------------------------------------------------------------------------------------------------
Winn-Dixie Stores, Inc., 8.875% Sr. Nts., 4/1/08                             200,000      201,000
                                                                                       ----------
                                                                                        1,739,375

-------------------------------------------------------------------------------------------------
Food Products--0.4%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                    300,000      132,000
-------------------------------------------------------------------------------------------------
Burns Philp Capital Pty Ltd., 9.75% Sr. Sub. Nts., 7/15/12 8                 100,000       98,500
-------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                         400,000      392,000
8% Sr. Nts., Series B, 10/15/09                                              300,000      303,000
                                                                                       ----------
                                                                                          925,500

-------------------------------------------------------------------------------------------------
Household Products--0.5%
AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                                    600,000      567,750
-------------------------------------------------------------------------------------------------
Holmes Products Corp., 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07       400,000      230,000
-------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 12% Sr. Sec. Nts., 12/1/05                   500,000      440,000
-------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08 5,6,7         400,000           --
                                                                                       ----------
                                                                                        1,237,750

                    12 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                 Principal Market Value
                                                                                    Amount   See Note 1
-------------------------------------------------------------------------------------------------------
Energy--1.8%
-------------------------------------------------------------------------------------------------------
Energy Equipment & Services--0.7%
Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08 6             $  380,000   $   96,900
-------------------------------------------------------------------------------------------------------
Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts., 8/1/08                    750,000      772,500
-------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                               100,000      104,500
-------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 2/15/08 6,9        700,000      696,500
                                                                                             ----------
                                                                                              1,670,400

-------------------------------------------------------------------------------------------------------
Oil & Gas--1.1%
Chesapeake Energy Corp., 8.125% Sr. Unsec. Nts., 4/1/11                            300,000      307,500
-------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                           200,000      203,000
-------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                      600,000      603,000
-------------------------------------------------------------------------------------------------------
Giant Industries, Inc., 11% Sr. Sub. Nts., 5/15/12                                 200,000      117,000
-------------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co., 7.50% Sr. Nts., 4/15/12                             200,000      215,227
-------------------------------------------------------------------------------------------------------
Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B, 5/15/07 6                       300,000      313,500
-------------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08                                  800,000      244,000
-------------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07                                   535,000      556,400
-------------------------------------------------------------------------------------------------------
XTO Energy, Inc., 7.50% Sr. Nts., 4/15/12                                          100,000      106,500
                                                                                             ----------
                                                                                              2,666,127

-------------------------------------------------------------------------------------------------------
Financials--2.4%
-------------------------------------------------------------------------------------------------------
Banks--0.4%
Decrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08       800,000      324,000
-------------------------------------------------------------------------------------------------------
Tokai Preferred Capital Co. LLC, 9.98% Non-Cum. Bonds, Series A, 12/29/49 8,11     500,000      457,868
-------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                          300,000      283,500
                                                                                             ----------
                                                                                              1,065,368

-------------------------------------------------------------------------------------------------------
Diversified Financials--1.1%
AmeriCredit Corp., 9.875% Sr. Nts., 4/15/06                                        300,000      244,500
-------------------------------------------------------------------------------------------------------
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                200,000      209,000
-------------------------------------------------------------------------------------------------------
Finova Group, Inc. (The), 7.50% Nts., 11/15/09                                     400,000      120,000
-------------------------------------------------------------------------------------------------------
Fuji JGB Investment LLC:
9.87% Non-Cum. Bonds, Series A, 12/31/49 11                                        140,000      127,056
9.87% Non-Cum. Bonds, Series A, 12/31/49 8,11                                      775,000      703,346
-------------------------------------------------------------------------------------------------------
IBJ Preferred Capital Co. (The) LLC:
8.79% Non-Cum. Bonds, Series A, 12/29/49 11                                         85,000       69,137
8.79% Bonds, 12/29/49 8,11                                                         780,000      634,437
-------------------------------------------------------------------------------------------------------
IPC Acquisition Corp., 11.50% Sr. Sub. Nts., 12/15/09                              250,000      196,250
-------------------------------------------------------------------------------------------------------
LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/2/07                            250,000      266,250
                                                                                             ----------
                                                                                              2,569,976

-------------------------------------------------------------------------------------------------------
Real Estate--0.9%
Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07                                    100,000       63,000
-------------------------------------------------------------------------------------------------------
Corrections Corp. of America, 9.875% Sr. Nts., 5/1/09 8                            100,000      106,125
-------------------------------------------------------------------------------------------------------
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11                                          285,000      265,763
-------------------------------------------------------------------------------------------------------
Host Marriott LP, 9.50% Sr. Nts., 1/15/07                                          400,000      402,000


                   13 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS   Continued

                                                                                    Principal  Market Value
                                                                                       Amount    See Note 1
-----------------------------------------------------------------------------------------------------------
Real Estate Continued
MeriStar Hospitality Corp., 9.125% Sr. Unsec. Nts., 1/15/11                        $  700,000    $  572,250
-----------------------------------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08 6     700,000       696,500
                                                                                                 ----------
                                                                                                  2,105,638

-----------------------------------------------------------------------------------------------------------
Health Care--1.7%
-----------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies--0.2%
Vanguard Health Systems, Inc., 9.75% Sr. Unsec. Sub. Nts., 8/1/11                     400,000       380,000
-----------------------------------------------------------------------------------------------------------
Health Care Providers & Services--1.5%
Extendicare Health Services, Inc., 9.50% Sr. Nts., 7/1/10 8                           100,000        98,500
-----------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                          900,000       731,250
-----------------------------------------------------------------------------------------------------------
Healthsouth Corp., 7.625% Nts., 6/1/12                                                300,000       238,500
-----------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Sub. Nts., 8/15/12 8                                      200,000       200,000
-----------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts., 6/1/09                400,000       418,000
-----------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Sub. Nts., 4/1/12 8                                200,000       190,000
-----------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 8.75% Sr. Unsec. Nts., Series B, 5/1/09                      1,500,000     1,597,500
-----------------------------------------------------------------------------------------------------------
US Oncology, Inc., 9.625% Sr. Sub. Nts., 2/1/12                                       200,000       198,000
                                                                                                 ----------
                                                                                                  3,671,750

-----------------------------------------------------------------------------------------------------------
Pharmaceuticals--0.0%
aaiPharma, Inc., 11% Sr. Sub. Nts., 4/1/10                                            100,000        96,500
-----------------------------------------------------------------------------------------------------------
Industrials--4.3%
-----------------------------------------------------------------------------------------------------------
Aerospace & Defense--0.2%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                        200,000       214,000
-----------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875% Sr. Unsec. Sub. Nts., 5/1/11                               200,000       135,000
-----------------------------------------------------------------------------------------------------------
TransDigm, Inc., 10.375% Sr. Sub. Nts., 12/1/08                                       100,000       101,500
                                                                                                -----------
                                                                                                    450,500

-----------------------------------------------------------------------------------------------------------
Air Freight & Couriers--0.1%
Atlas Air, Inc.:
9.25% Sr. Nts., 4/15/08                                                               200,000        51,000
9.375% Sr. Unsec. Nts., 11/15/06                                                      300,000        76,500
                                                                                                -----------
                                                                                                    127,500

-----------------------------------------------------------------------------------------------------------
Airlines--0.4%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                                1,000,000       405,000
-----------------------------------------------------------------------------------------------------------
Amtran, Inc., 10.50% Sr. Nts., 8/1/04                                               1,450,000       587,250
                                                                                                -----------
                                                                                                    992,250

-----------------------------------------------------------------------------------------------------------
Building Products--0.3%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12 8                            100,000       104,500
-----------------------------------------------------------------------------------------------------------
Nortek, Inc.:
9.125% Sr. Unsec. Nts., Series B, 9/1/07                                              300,000       295,500
9.25% Sr. Nts., Series B, 3/15/07                                                     300,000       298,500
9.875% Sr. Unsec. Sub. Nts., 6/15/11                                                  100,000        94,750
                                                                                                -----------
                                                                                                    793,250


                    14 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                Principal Market Value
                                                                                   Amount   See Note 1
------------------------------------------------------------------------------------------------------
Commercial Services & Supplies--1.6%
Allied Waste North America, Inc.:
7.875% Sr. Unsec. Nts., Series B, 1/1/09                                       $  600,000   $  573,000
8.50% Sr. Sub. Nts., 12/1/08                                                      500,000      490,000
8.875% Sr. Nts., Series B, 4/1/08                                                 500,000      497,500
------------------------------------------------------------------------------------------------------
Buhrmann US, Inc., 12.25% Sr. Unsec. Sub. Nts., 11/1/09                           300,000      249,000
------------------------------------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07 6                                      600,000      621,000
------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07 6              600,000      453,000
------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09                   250,000      236,562
------------------------------------------------------------------------------------------------------
Mail-Well, Inc., 9.625% Sr. Nts., 3/15/12 8                                       300,000      213,000
------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05                                                   400,000      346,000
------------------------------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09 5,6,7                           50,000        1,625
------------------------------------------------------------------------------------------------------
Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09                           100,000      103,500
                                                                                            ----------
                                                                                             3,784,187

------------------------------------------------------------------------------------------------------
Construction & Engineering--0.0%
------------------------------------------------------------------------------------------------------
URS Corp., 11.50% Sr. Nts., 9/15/09 8                                             100,000       91,500
------------------------------------------------------------------------------------------------------
Industrial Conglomerates--0.3%
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08             610,000      632,113
------------------------------------------------------------------------------------------------------
Machinery--0.9%
Actuant Corp., 13% Sr. Sub. Nts., 5/1/09                                          215,000      247,250
------------------------------------------------------------------------------------------------------
AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08                                         500,000      527,500
------------------------------------------------------------------------------------------------------
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                                           400,000      220,000
------------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08 6              350,000      229,250
------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                           100,000       95,500
------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07      500,000      467,500
------------------------------------------------------------------------------------------------------
Terex Corp.:
8.875% Sr. Unsec. Sub. Nts., 4/1/08                                               300,000      258,000
9.25% Sr. Unsec. Sub. Nts., 7/15/11                                               200,000      173,000
                                                                                            ----------
                                                                                             2,218,000

------------------------------------------------------------------------------------------------------
Marine--0.4%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12 8                                        300,000      310,500
------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07 8      750,000      243,750
------------------------------------------------------------------------------------------------------
Sea Containers Ltd., 7.875% Sr. Nts., 2/15/08                                     500,000      352,500
                                                                                            ----------
                                                                                               906,750

------------------------------------------------------------------------------------------------------
Road & Rail--0.1%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                   200,000      208,000
------------------------------------------------------------------------------------------------------
Transportation Infrastructure--0.0%
Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06 5,7                            400,000       80,000
------------------------------------------------------------------------------------------------------
Information Technology--1.2%
------------------------------------------------------------------------------------------------------
Communications Equipment--0.1%
CellNet Data Systems, Inc., 0%/14% Sr. Unsec. Disc. Nts., 10/1/07 5,6,7,9         554,000           --
------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Disc. Nts., 1/15/07 6                   1,150,000      261,625
                                                                                            ----------
                                                                                               261,625


                    15 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued

                                                                                 Principal Market Value
                                                                                    Amount   See Note 1
-------------------------------------------------------------------------------------------------------
Computers & Peripherals--0.2%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09 8                         $  400,000   $  406,000
-------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments--0.4%
ChipPAC International Co. Ltd., 12.75% Sr. Unsec. Sub. Nts., Series B, 8/1/09      200,000      197,000
-------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.:
8.125% Sr. Sub. Nts., 5/1/12                                                       200,000      204,000
9% Sr. Unsec. Sub. Nts., 2/1/08 6                                                  185,000      192,400
-------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08                           300,000      313,500
-------------------------------------------------------------------------------------------------------
Insilco Corp., 12% Sr. Sub. Nts., 8/15/07 5,7                                      800,000       20,000
                                                                                             ----------
                                                                                                926,900

-------------------------------------------------------------------------------------------------------
Internet Software & Services--0.1%
Equinix, Inc., 13% Sr. Unsec. Nts., 12/1/07 6,7                                    400,000       74,000
-------------------------------------------------------------------------------------------------------
Globix Corp., 9.075% Sr. Nts., 4/26/08                                              59,016       47,803
-------------------------------------------------------------------------------------------------------
PSINet, Inc.:
10.50% Sr. Unsec. Nts., 12/1/06 5,6,7 [EUR]                                        500,000       47,658
11% Sr. Nts., 8/1/09 5,6,7                                                         600,000       67,500
                                                                                             ----------
                                                                                                236,961

-------------------------------------------------------------------------------------------------------
IT Consulting & Services--0.1%
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                          200,000      112,000
-------------------------------------------------------------------------------------------------------
Semiconductor Equipment & Products--0.3%
Amkor Technology, Inc., 9.25% Sr. Unsec. Sub. Nts., 2/15/08                        300,000      249,000
-------------------------------------------------------------------------------------------------------
Fairchild Semiconductor Corp., 10.375% Sr. Unsec. Nts., 10/1/07                    500,000      530,000
                                                                                             ----------
                                                                                                779,000

-------------------------------------------------------------------------------------------------------
Materials--4.2%
-------------------------------------------------------------------------------------------------------
Chemicals--1.1%
Equistar Chemicals LP, 8.75% Sr. Unsec. Nts., 2/15/09                              200,000      166,226
-------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, Zero Coupon Sr. Unsec
Disc. Nts., 13.08%, 12/31/09 1                                                     300,000       61,500
-------------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09                                200,000      199,000
-------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                                200,000      181,000
-------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                          200,000      188,000
9.625% Sr. Sec. Nts., Series A, 5/1/07                                             100,000       95,750
9.875% Sec. Nts., Series B, 5/1/07                                                 400,000      383,000
-------------------------------------------------------------------------------------------------------
OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                      200,000       79,000
-------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc., 5.298% Sr. Sec. Nts., 12/31/06 11                               29,145       19,673
-------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
11.75% Sr. Unsec. Sub. Nts., 8/15/06 5,7                                           200,000       29,000
12.375% Sr. Sec. Nts., Series B, 7/15/06 5,7                                       600,000      634,500
-------------------------------------------------------------------------------------------------------
Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03 6                               525,000      522,375
                                                                                             ----------
                                                                                              2,559,024

                    16| OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                       Principal Market Value
                                                                                          Amount   See Note 1
-------------------------------------------------------------------------------------------------------------
Containers & Packaging--1.7%
Ball Corp.:
7.75% Sr. Unsec. Nts., 8/1/06 6                                                       $  300,000   $  312,000
8.25% Sr. Unsec. Sub. Nts., 8/1/08                                                       400,000      416,000
-------------------------------------------------------------------------------------------------------------
Graphic Packaging Corp., 8.625% Sub. Nts., 2/15/12                                       200,000      208,500
-------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25% Sr. Nts., 10/1/12 8                                       450,000      463,500
-------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875% Sr. Sec. Nts., 2/15/09                      900,000      929,250
-------------------------------------------------------------------------------------------------------------
Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts., 4/1/09                          300,000      326,250
-------------------------------------------------------------------------------------------------------------
Riverwood International Corp., 10.875% Sr. Sub. Nts., 4/1/08                             400,000      408,000
-------------------------------------------------------------------------------------------------------------
Silgan Holdings, Inc., 9% Sr. Sub. Debs., 6/1/09 8                                       100,000      104,500
-------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
9.25% Sr. Unsec. Nts., 2/1/08                                                            250,000      266,250
9.75% Sr. Unsec. Nts., 2/1/11                                                            400,000      431,000
-------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Sub. Nts., 6/15/12 8                                            250,000      236,250
                                                                                                   ----------
                                                                                                    4,101,500

-------------------------------------------------------------------------------------------------------------
Metals & Mining--1.2%
Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08                                      400,000      370,000
-------------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08                        400,000      262,000
-------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                                    400,000      390,000
-------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp.:
10.875% Sr. Nts., Series B, 10/15/06 5,7                                                 500,000      310,000
12.75% Sr. Sub. Nts., 2/1/03 5,7                                                         500,000       55,000
-------------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                                   200,000      169,000
-------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09 5,7                      250,000       90,000
-------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Nts., 7/15/09 8                                            200,000      201,000
-------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                         484,000      510,620
-------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09 8                                          200,000      209,000
-------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                             100,000       67,500
-------------------------------------------------------------------------------------------------------------
United States Steel LLC, 10.75% Sr. Nts., 8/1/08                                         400,000      396,000
                                                                                                   ----------
                                                                                                    3,030,120

-------------------------------------------------------------------------------------------------------------
Paper & Forest Products--0.2%
Georgia-Pacific Corp., 8.125% Sr. Unsec. Nts., 5/15/11                                   500,000      433,255
-------------------------------------------------------------------------------------------------------------
Telecommunication Services--2.7%
-------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services--0.3%
COLO.com, Inc., 13.875% Sr. Nts., 3/15/10 6,7                                            300,000        4,500
-------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07 5,6,7                         495,000        3,712
-------------------------------------------------------------------------------------------------------------
Focal Communications Corp., 11.875% Sr. Unsec. Nts., Series B, 1/15/10                    75,000        4,875
-------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 0%/12.25% Sr. Disc. Nts., Series B, 3/1/09 5,6,7,9      100,000        7,500
-------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc.:
0%/10.50% Sr. Disc. Nts., 12/1/08 9                                                      400,000      142,000
0%/12.875% Sr. Unsec. Disc. Nts., 3/15/10 9                                              200,000       51,500
-------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10% Sr. Unsec. Nts., Series B, 11/15/08 7                200,000        1,500
-------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 5,7                         200,000       34,000


                    17| OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued

                                                                                Principal  Market Value
                                                                                   Amount    See Note 1
-------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services Continued
Ntelos, Inc., 13% Sr. Nts., 8/15/10 6                                          $  300,000   $   64,500
------------------------------------------------------------------------------------------------------
RCN Corp., 10.125% Sr. Unsec. Nts., 1/15/10                                       179,000       31,325
------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 5,6,7                                    200,000           20
------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp., 7.375% Sr. Nts., 9/1/12                             370,000      408,112
------------------------------------------------------------------------------------------------------
Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08 5,6,7                                 195,000           --
------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
0%/12.25% Sr. Unsec. Disc. Nts., 6/1/09 5,6,7,9                                   200,000        1,500
9% Sr. Unsec. Nts., 3/15/08 5,6,7                                                 250,000        1,875
10.75% Sr. Unsec. Nts., 11/15/08 6,7                                              200,000        1,500
                                                                                            ----------
                                                                                               758,419

------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services--2.4%
Alamosa Delaware, Inc., 12.50% Sr. Unsec. Nts., 2/1/11                            200,000       59,000
------------------------------------------------------------------------------------------------------
American Cellular Corp., 9.50% Sr. Sub. Nts., 10/15/09 5,7                        600,000       93,000
------------------------------------------------------------------------------------------------------
Crown Castle International Corp.:
0%/10.375% Sr. Disc. Nts., 5/15/11 9                                              550,000      299,750
0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07 9                                      800,000      628,000
------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc.:
0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10 7,9                                      200,000       11,000
12.50% Sr. Nts., 4/15/10 6,7                                                      400,000       50,000
------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.375% Sr. Unsec. Nts., 11/15/09                   2,000,000    1,725,000
------------------------------------------------------------------------------------------------------
Omnipoint Corp., 11.50% Sr. Nts., 9/15/09 8                                       200,000      209,000
------------------------------------------------------------------------------------------------------
Orbcomm Global LP (Escrow) 5                                                      175,000           --
------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                     600,000      252,000
------------------------------------------------------------------------------------------------------
SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts., 3/1/08 9                1,300,000      585,000
------------------------------------------------------------------------------------------------------
TeleCorp PCS, Inc.:
0%/11.625% Sr. Unsec. Sub. Disc. Nts., 4/15/09 9                                  122,000      101,870
10.625% Sr. Unsec. Sub. Nts., 7/15/10 2                                           505,000      497,425
------------------------------------------------------------------------------------------------------
Tritel PCS, Inc.:
0%/12.75% Sr. Unsec. Sub. Disc. Nts., 5/15/09 9                                   763,000      654,273
10.375% Sr. Sub. Nts., 1/15/11                                                    342,000      331,740
------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.75% Sr. Unsec. Sub. Nts., 11/15/11                            100,000       72,500
------------------------------------------------------------------------------------------------------
US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09 9      500,000       40,000
                                                                                            ----------
                                                                                             5,609,558

------------------------------------------------------------------------------------------------------
Utilities--1.1%
------------------------------------------------------------------------------------------------------
Electric Utilities--1.1%
AES Corp. (The), 8.75% Sr. Unsec. Unsub. Nts., 6/15/08                            250,000      108,750
------------------------------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B, 12/15/09             485,629      468,631
------------------------------------------------------------------------------------------------------
Calpine Corp., 8.50% Sr. Unsec. Nts., 2/15/11                                   1,400,000      462,000
------------------------------------------------------------------------------------------------------
CMS Energy Corp., 9.875% Sr. Unsec. Nts., 10/15/07                                900,000      729,795
------------------------------------------------------------------------------------------------------
Edison Mission Energy, 10% Sr. Unsec. Nts., 8/15/08                               200,000       85,000
------------------------------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds, Series B, 12/30/11             488,000      413,775

                    18 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                              Principal   Market Value
                                                                                 Amount     See Note 1
------------------------------------------------------------------------------------------------------
Electric Utilities Continued
Westar Energy, Inc., 9.75% Sr. Unsec. Nts., 5/15/07                        $    500,000   $    441,505
                                                                                          ------------
                                                                                             2,709,456
                                                                                          ------------
                                                                                            73,691,421

------------------------------------------------------------------------------------------------------
Structured Notes--0.3%
------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc./Redwood Capital I Ltd.,
Catastrophe Linked Bonds, 7.306%, 1/1/03 8,11                                   500,000        498,740
------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Fujiyama Ltd., Catastrophe Linked Nts.,
5.92%, 5/16/05 6,11                                                             250,000        249,808
                                                                                          ------------
                                                                                               748,548
                                                                                          ------------
Total Corporate Sector (Cost $94,436,233)                                                   74,524,385

                                                                                 Shares
------------------------------------------------------------------------------------------------------
International Sector--30.1%
------------------------------------------------------------------------------------------------------
Common Stocks--0.0%
------------------------------------------------------------------------------------------------------
COLT Telecom Group plc, ADR 5                                                     7,020         13,900
------------------------------------------------------------------------------------------------------
Viatel Holding Ltd. (Bermuda) 5,6                                                   579            295
                                                                                          ------------
                                                                                                14,195

                                                                              Principal
                                                                                 Amount
------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes--4.1%
------------------------------------------------------------------------------------------------------
Consumer Discretionary--0.4%
------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--0.3%
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                   $    600,000        585,000
------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11                     200,000        174,290
                                                                                          ------------
                                                                                               759,290
------------------------------------------------------------------------------------------------------
Media--0.1%
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                          200,000        207,500
------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV, 0%/
13.75% Sr. Unsec. Disc. Nts., Series B, 2/1/10 5,7,9                          1,000,000         25,000
                                                                                          ------------
                                                                                               232,500
------------------------------------------------------------------------------------------------------
Consumer Staples--0.5%
------------------------------------------------------------------------------------------------------
Food Products--0.5%
Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts., 11/15/07 6        300,000        277,500
------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11 6                    500,000        868,298
                                                                                          ------------
                                                                                             1,145,798
------------------------------------------------------------------------------------------------------
Energy--0.9%
------------------------------------------------------------------------------------------------------
Energy Equipment & Services--0.4%
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                             1,200,000      1,050,000
------------------------------------------------------------------------------------------------------
Oil & Gas--0.5%
Petroleos Mexicanos:
7.375% Unsec. Nts., 8/13/07 6 [ITL]                                         388,870,000        192,423
9.375% Sr. Unsec. Bonds, 12/2/08                                                300,000        330,750

                   19 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS Continued

                                                                         Principal   Market Value
                                                                            Amount     See Note 1
-------------------------------------------------------------------------------------------------
Oil & Gas Continued
Petronas Capital Ltd.:
7.875% Nts., 5/22/22                                                  $    400,000   $    415,930
7.875% Nts., 5/22/22 8                                                     210,000        218,041
                                                                                     ------------
                                                                                        1,157,144

-------------------------------------------------------------------------------------------------
Financials--1.0%
-------------------------------------------------------------------------------------------------
Banks--0.8%
Chohung Bank, 11.875% Sub. Nts., 4/1/10 11                                 360,000        419,696
-------------------------------------------------------------------------------------------------
European Investment Bank Eligible Interest Nts., 3%, 9/20/06 [JPY]     118,000,000      1,068,752
-------------------------------------------------------------------------------------------------
Hanvit Bank, 12.75% Unsec. Sub. Nts., 3/1/10 11                            360,000        424,132
                                                                                     ------------
                                                                                        1,912,580

-------------------------------------------------------------------------------------------------
Diversified Financials--0.2%
Eurofima, 7.50% Sr. Unsec. Unsub. Nts., 11/4/02 [DEM]                      770,000        389,925
-------------------------------------------------------------------------------------------------
Industrials--0.5%
-------------------------------------------------------------------------------------------------
Industrial Conglomerates--0.5%
Tyco International Group SA, 6.375% Nts., 10/15/11                       1,300,000      1,107,148
-------------------------------------------------------------------------------------------------
Marine--0.0%
Pacific & Atlantic Holdings, Inc., 10.50% Sec. Nts., 12/31/07 8            149,915         60,715
-------------------------------------------------------------------------------------------------
Information Technology--0.3%
-------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments--0.3%
Flextronics International Ltd., 9.875% Sr. Unsec. Sub. Nts., 7/1/10        600,000        627,000
-------------------------------------------------------------------------------------------------
Materials--0.3%
-------------------------------------------------------------------------------------------------
Chemicals--0.0%
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                           87,434         59,892
-------------------------------------------------------------------------------------------------
Containers & Packaging--0.1%
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12 8                           200,000        206,000
-------------------------------------------------------------------------------------------------
Paper & Forest Products--0.2%
Ainsworth Lumber Co. Ltd., 13.875% Sr. Sec. Nts., 7/15/07                  250,000        265,000
-------------------------------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04 5,7                         750,000        138,750
                                                                                     ------------
                                                                                          403,750

-------------------------------------------------------------------------------------------------
Telecommunication Services--0.2%
-------------------------------------------------------------------------------------------------
Diversified Telecommunication Services--0.2%
360networks, Inc., 13% Sr. Unsec. Nts., 5/1/08 5,6,7 [EUR]                 600,000             30
-------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 11.75% Sr. Disc. Nts., 12/15/05 7        200,000         15,000
-------------------------------------------------------------------------------------------------
France Telecom SA, 8.25% Sr. Unsec. Nts., 3/1/11                           260,000        287,370
-------------------------------------------------------------------------------------------------
NTL Communications Corp., 0%/11.50% Sr. Nts., 11/15/09 5,7,9 [EUR]         750,000         63,132
-------------------------------------------------------------------------------------------------
Telewest Communications plc:
0%/9.25% Sr. Disc. Nts., 4/15/09 7,9                                       100,000          9,500
0%/9.875% Sr. Disc. Nts., 4/15/09 6,7,9 [GBP]                              200,000         34,419
11.25% Sr. Nts., 11/1/08 7                                                 700,000         84,000
                                                                                     ------------
                                                                                          493,451


                    20 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                 Principal Market Value
                                                                                    Amount   See Note 1
------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services--0.0%
Microcell Telecommunications, Inc., 0%/12% Sr. Unsec. Disc. Nts., 6/1/09 7,9   $  300,000   $    6,375
------------------------------------------------------------------------------------------------------
Utilities--0.0%
------------------------------------------------------------------------------------------------------
Electric Utilities--0.0%
AES Drax Holdings Ltd., 10.41% Sr. Sec. Sub. Nts., Series B, 12/31/20             300,000      121,500
                                                                                            ----------
                                                                                             9,733,068

------------------------------------------------------------------------------------------------------
Foreign Government Obligations--21.4%
------------------------------------------------------------------------------------------------------
Argentina--0.6%
Argentina (Republic of) Bonds:
11.375%, 3/15/10 5,6,7                                                            765,000      172,125
11.75%, 6/15/15 7                                                               1,510,000      343,525
Series 2008, 7%, 12/19/08 7                                                       670,000      150,750
Series 2018, 3.063%, 6/19/18 7                                                  1,225,744      251,278
------------------------------------------------------------------------------------------------------
Argentina (Republic of) Par Bonds, 5.984%, 3/31/23 7                              235,000       99,875
------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Bonds, 12.375%, 2/21/12 5,7                        430,000       96,750
------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsub. Bonds, Series 2031, 2.79%, 6/19/31 7               981,560      191,404
------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion
de Deudas, Series PBA1, 3.257%, 4/1/07 6,7 [ARP]                                   75,660       12,128
                                                                                            ----------
                                                                                             1,317,835

------------------------------------------------------------------------------------------------------
Australia--0.2%
Australia (Commonwealth of) Bonds, Series 808, 8.75%, 8/15/08 [AUD]               835,000      543,329
------------------------------------------------------------------------------------------------------
Austria--0.5%
Austria (Republic of) Bonds:
3.40%, 10/20/04 [EUR]                                                             273,000      270,920
4.30%, 7/15/03 [EUR]                                                              150,000      149,733
6.25%, 7/15/27 [EUR]                                                               94,000      106,120
------------------------------------------------------------------------------------------------------
Austria (Republic of) Nts., 5.50%, 10/20/07 [EUR]                                 543,000      574,783
                                                                                            ----------
                                                                                             1,101,556

------------------------------------------------------------------------------------------------------
Belgium--0.6%
Belgium (Kingdom of) Bonds:
5%, 9/28/11 [EUR]                                                                  60,000       61,052
5.50%, 3/28/28 [EUR]                                                              160,000      164,026
Series 26, 6.25%, 3/28/07 [EUR]                                                   760,000      823,375
------------------------------------------------------------------------------------------------------
Belgium (Kingdom of) Debs., 7.25%, 4/29/04 [EUR]                                  365,000      382,713
                                                                                            ----------
                                                                                             1,431,166

------------------------------------------------------------------------------------------------------
Belize--0.1%
Belize (Government of) Bonds, 9.50%, 8/15/12 6                                    165,000      164,092
------------------------------------------------------------------------------------------------------
Brazil--1.1%
Brazil (Federal Republic of) Bonds:
8.875%, 4/15/24                                                                 1,989,000      934,830
Series 15 yr., 2.625%, 4/15/09 11                                                 374,706      222,950
------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Capitalization Bonds,
Series 20 yr., 8%, 4/15/14                                                          8,620        5,048




                    21 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued

                                                                                 Principal Market Value
                                                                                    Amount   See Note 1
-------------------------------------------------------------------------------------------------------
Brazil Continued
Brazil (Federal Republic of) Debt Conversion Bonds:
Series 18 yr., 2.625%, 4/15/12 11                                               $  885,000   $  422,588
Series D, 2.625%, 4/15/12 11                                                     1,040,000      496,600
-------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Unsub. Bonds, 11%, 8/17/39                     965,000      521,100
                                                                                             ----------
                                                                                              2,603,116

-------------------------------------------------------------------------------------------------------
Bulgaria--0.1%
Bulgaria (Republic of) Interest Arrears Debs., Series PDI, 2.688%, 7/28/11 11      341,440      311,564
-------------------------------------------------------------------------------------------------------
Canada--0.2%
Canada (Government of) Bonds, 5.50%, 6/1/09 [CAD]                                  735,000      493,086
-------------------------------------------------------------------------------------------------------
Chile--0.2%
Chile (Republic of) Nts., 7.125%, 1/11/12                                          490,000      525,569
-------------------------------------------------------------------------------------------------------
Colombia--0.8%
Colombia (Republic of) Bonds:
9.75%, 4/23/09                                                                     170,000      154,275
10%, 1/23/12                                                                       431,000      390,055
-------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts., 8.625%, 4/1/08 [EUR]                                  120,000      107,100
-------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Unsub. Bonds, 8.375%, 2/15/27 [EUR]                  780,000      540,150
-------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Unsub. Nts.:
11.375%, 1/31/08 [EUR]                                                             695,000      633,198
11.50%, 5/31/11 [EUR]                                                              100,000       87,146
                                                                                             ----------
                                                                                              1,911,924

-------------------------------------------------------------------------------------------------------
Dominican Republic--0.2%
-------------------------------------------------------------------------------------------------------
Dominican Republic Unsec. Unsub. Bonds, 9.50%, 9/27/06                             543,000      571,507
-------------------------------------------------------------------------------------------------------
Ecuador--0.5%
Ecuador (Republic of) Unsec. Bonds, 6%, 8/15/30 11                               2,852,000    1,176,450
-------------------------------------------------------------------------------------------------------
El Salvador--0.3%
El Salvador (Republic of) Bonds, 7.75%, 1/24/23 8                                  200,000      197,500
-------------------------------------------------------------------------------------------------------
El Salvador (Republic of) Unsec. Nts., 8.50%, 7/25/11 8                            430,000      456,875
                                                                                             ----------
                                                                                                654,375

-------------------------------------------------------------------------------------------------------
Finland--0.2%
Finland (Republic of) Treasury Bills, Zero Coupon, 3.10%, 4/8/03 1 [EUR]           480,000      469,366
-------------------------------------------------------------------------------------------------------
France--1.3%
France (Government of) Obligations Assimilables du Tresor Bonds,
5%, 7/25/12 [EUR]                                                                  255,000      260,026
-------------------------------------------------------------------------------------------------------
France (Government of) Treasury Nts.:
3.50%, 7/12/04 [EUR]                                                             1,020,000    1,017,182
3.75%, 1/12/07 [EUR]                                                             1,860,000    1,843,699
                                                                                             ----------
                                                                                              3,120,907

-------------------------------------------------------------------------------------------------------
Germany--1.3%
Germany (Republic of) Bonds:
Series 01, 5%, 7/4/11 [EUR]                                                        220,000      225,992
Series 139, 4%, 2/16/07 [EUR]                                                    1,775,000    1,775,360
-------------------------------------------------------------------------------------------------------
Treuhandanstalt Gtd. Nts., 6.75%, 5/13/04 [EUR]                                    965,000    1,006,432
                                                                                             ----------
                                                                                              3,007,784




                    22 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                              Principal Market Value
                                                                                 Amount   See Note 1
----------------------------------------------------------------------------------------------------
Great Britain--0.8%
United Kingdom Treasury Bonds, 5.75%, 12/7/09 [GBP]                           1,075,000   $1,813,139
----------------------------------------------------------------------------------------------------
Greece--0.3%
Greece (Republic of) Bonds, 5.35%, 5/18/11 [EUR]                                650,000      671,374
----------------------------------------------------------------------------------------------------
Guatemala--0.2%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 6                                                               170,000      196,775
10.25%, 11/8/11 6                                                               160,000      185,200
                                                                                          ----------
                                                                                             381,975

----------------------------------------------------------------------------------------------------
Italy--1.7%
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali:
0.375%, 10/10/06 [JPY]                                                       59,000,000      485,687
5.25%, 8/1/11 [EUR]                                                           2,945,000    3,057,005
----------------------------------------------------------------------------------------------------
Italy (Republic of) Treasury Nts., Cert Di Credito Del Tesoro,
3.90%, 2/1/03 11 [EUR]                                                          640,000      634,743
                                                                                          ----------
                                                                                           4,177,435

----------------------------------------------------------------------------------------------------
Ivory Coast--0.0%
Ivory Coast (Government of) Past Due Interest Bonds,
Series F, 1.905%, 3/29/18 5,7 [FRF]                                           3,857,000      103,357
----------------------------------------------------------------------------------------------------
Mexico--1.4%
United Mexican States Bonds:
8.30%, 8/15/31                                                                1,290,000    1,283,550
11.375%, 9/15/16                                                                 45,000       57,038
----------------------------------------------------------------------------------------------------
United Mexican States Nts.:
7.50%, 1/14/12                                                                1,127,000    1,176,306
8.125%, 12/30/19                                                                795,000      795,000
8.375%, 1/14/11                                                                 130,000      140,400
                                                                                          ----------
                                                                                           3,452,294

----------------------------------------------------------------------------------------------------
Nigeria--0.1%
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10 7      323,243      165,454
----------------------------------------------------------------------------------------------------
Norway--0.4%
Norway (Kingdom of) Bonds, 5.50%, 5/15/09 [NOK]                               4,285,000      556,210
----------------------------------------------------------------------------------------------------
Norway (Kingdom of) Treasury Bills, Zero Coupon,
Series SS75, 6.69%, 3/19/03 1 [NOK]                                           2,195,000      287,960
                                                                                          ----------
                                                                                             844,170

----------------------------------------------------------------------------------------------------
Panama--0.2%
Panama (Republic of) Bonds, 9.375%, 4/1/29                                      501,000      533,565
----------------------------------------------------------------------------------------------------
Panama (Republic of) Interest Reduction Bonds, 5%, 7/17/14 11                     8,891        7,802
----------------------------------------------------------------------------------------------------
Panama (Republic of) Past Due Interest Debs., 2.75%, 7/17/16 11                  40,090       30,569
                                                                                          ----------
                                                                                             571,936

----------------------------------------------------------------------------------------------------
Philippines--0.7%
Philippines (Republic of) Bonds, 9.375%, 1/18/17                                500,000      516,250
----------------------------------------------------------------------------------------------------
Philippines (Republic of) Nts., 10.625%, 3/16/25                                 65,000       67,112



                    23| OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued
                                                                                 Principal Market Value
                                                                                    Amount   See Note 1
-------------------------------------------------------------------------------------------------------
Philippines Continued
Philippines (Republic of) Unsec. Bonds:
8.875%, 4/15/08                                                               $   240,000   $   252,000
9.875%, 1/15/19                                                                   945,000       939,094
                                                                                            -----------
                                                                                              1,774,456

-------------------------------------------------------------------------------------------------------
Portugal--0.3%
Portugal (Republic of) Obrig Do Tes Medio Prazo Nts., 4.875%, 8/17/07 [EUR]       250,000       257,588
-------------------------------------------------------------------------------------------------------
Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec
Unsub. Bonds, 5.85%, 5/20/10 [EUR]                                                335,000       360,470
                                                                                            -----------
                                                                                                618,058

-------------------------------------------------------------------------------------------------------
Russia--3.1%
Ministry Finance of Russia Debs.:
Series V, 3%, 5/14/08 10                                                        4,040,000     3,073,131
Series VI, 3%, 5/14/06 10                                                       1,075,000       939,099
-------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30 11                                  4,304,750     3,289,098
                                                                                            -----------
                                                                                              7,301,328

-------------------------------------------------------------------------------------------------------
South Africa--0.6%
South Africa (Republic of) Unsec. Nts.:
7.375%, 4/25/12                                                                   735,000       775,425
8.50%, 6/23/17                                                                    510,000       550,800
                                                                                            -----------
                                                                                              1,326,225

-------------------------------------------------------------------------------------------------------
Spain--0.2%
Spain (Kingdom of) Bonds, Bonos y Obligacion del Estado,
5.75%, 7/30/32 [EUR]                                                              500,000       518,125
-------------------------------------------------------------------------------------------------------
Supranational--0.3%
European Investment Bank Nts., 2.125%, 9/20/07 [JPY]                           85,000,000       758,277
-------------------------------------------------------------------------------------------------------
Sweden--0.1%
Sweden (Kingdom of) Debs., Series 1040, 6.50%, 5/5/08 [SEK]                     2,360,000       279,870
-------------------------------------------------------------------------------------------------------
The Netherlands--0.8%
The Netherlands (Government of) Bonds:
5%, 7/15/11 [EUR]                                                                 273,000       279,652
5.50%, 1/15/28 [EUR]                                                              137,000       142,346
5.75%, 1/15/04 [EUR]                                                              324,000       330,964
Series 1, 5.75%, 2/15/07 [EUR]                                                    670,000       714,657
-------------------------------------------------------------------------------------------------------
The Netherlands (Government of) Treasury Bills,
Zero Coupon, 3.13%, 2/28/03 1 [EUR]                                               420,000       411,889
                                                                                            -----------
                                                                                              1,879,508

-------------------------------------------------------------------------------------------------------
Turkey--0.3%
Turkey (Republic of) Bonds, 11.75%, 6/15/10                                       135,000       132,638
-------------------------------------------------------------------------------------------------------
Turkey (Republic of) Sr. Unsec. Unsub. Nts., 11.875%, 1/15/30                     590,000       553,125
-------------------------------------------------------------------------------------------------------
Turkey (Republic of) Sr. Unsub. Bonds, 12.375%, 6/15/09                           140,000       142,800
                                                                                            -----------
                                                                                                828,563


                    24 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                                          Principal  Market Value
                                                                                             Amount    See Note 1
-----------------------------------------------------------------------------------------------------------------
Ukraine--0.3%
Ukraine (Republic of) Sr. Unsec. Nts., 11%, 3/15/07                                     $   785,400   $   812,104
-----------------------------------------------------------------------------------------------------------------
Uruguay--0.0%
Banco Central Del Uruguay Nts., Series A, 6.75%, 2/19/21                                    120,000        78,600
-----------------------------------------------------------------------------------------------------------------
Venezuela--1.4%
Venezuela (Republic of) Bonds, 9.25%, 9/15/27                                             1,270,000       876,300
-----------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Collateralized Par Bonds, Series W-A, 6.75%, 3/31/20                265,000       211,833
-----------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Debs., Series DL, 2.875%, 12/18/07 11                             2,171,190     1,709,813
-----------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Front-Loaded Interest Reduction Bonds:
Series A, 2.688%, 3/31/07 11                                                                357,848       276,438
Series B, 2.688%, 3/31/07 11                                                                293,564       226,778
                                                                                                      -----------
                                                                                                        3,301,162
                                                                                                      -----------
                                                                                                       51,061,036

-----------------------------------------------------------------------------------------------------------------
Loan Participations--1.2%
-----------------------------------------------------------------------------------------------------------------
Algeria (Republic of) Loan Participation Nts., 2.625%, 3/4/10 6,11                        1,083,750       964,537
-----------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Indonesia Rupiah Loan Participation Nts., 2.636%, 12/14/13 6,7                              525,000       225,750
Indonesia Rupiah Loan Participation Nts., 2.636%, 5/21/04 7                                 335,000       157,450
Indonesia Rupiah Loan Participation Nts., 2.636%, 3/25/05 6,7                               175,000        87,500
OAO Gazprom Loan Participation Nts., 9.50%, 2/19/03                                         360,000       362,880
OAO Gazprom Loan Participation Nts., 10%, 12/6/02 6                                         675,000       676,417
-----------------------------------------------------------------------------------------------------------------
Morocco (Kingdom of) Loan Participation Agreement,
Tranche A, 2.563%, 1/1/09 6,11                                                              285,000       252,938
                                                                                                      -----------
                                                                                                        2,727,472

                                                        Date         Strike               Contracts
-----------------------------------------------------------------------------------------------------------------
Options Purchased--0.0%
-----------------------------------------------------------------------------------------------------------------
Japanese Yen Call 5,6                                 2/18/03       116.33JPY           280,189,000        11,768


                                                                                             Shares
-----------------------------------------------------------------------------------------------------------------
Preferred Stocks--0.0%
-----------------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 7.50% Cum. Cv., Series A 4,5,6                             8,102        16,204

                                                                                              Units
-----------------------------------------------------------------------------------------------------------------
Rights, Warrants and Certificates--0.0%
-----------------------------------------------------------------------------------------------------------------
Banco Central Del Uruguay Rts., Exp. 1/2/21 5                                               120,000            --
-----------------------------------------------------------------------------------------------------------------
Mexico Value Rts., Exp. 6/30/03 5                                                            28,538             9
-----------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc. Wts., Exp. 6/1/06 5,8                                      2,800           952
-----------------------------------------------------------------------------------------------------------------
Telus Corp. Wts., Exp. 9/15/05 5,6                                                              539           135
                                                                                                      -----------
                                                                                                            1,096

                    25 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued

                                                                              Principal Market Value
                                                                                 Amount   See Note 1
----------------------------------------------------------------------------------------------------
Structured Notes--3.4%
----------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (Nassau Branch),
U.S. Dollar/Philippine Peso Linked Nts., 12.50%, 3/15/12 11 [PHP]            32,130,000   $  603,288
----------------------------------------------------------------------------------------------------
Credit Suisse First Boston International, U.S. Dollar/
South African Rand Linked Nts., 1.965%, 5/23/22 6,11                            540,000      533,682
----------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Colombian Peso Linked Nts., 1.824%, 4/22/04 11                                  215,000      210,850
Columbian Peso Linked Nts., 14.61%, 8/8/04 11                                   230,000      239,108
Mexican Peso Linked Nts., 1.66%, 4/9/12 11                                    1,445,880    1,326,450
Brazilian Real Linked Nts., 22%, 2/8/04                                         965,000      784,448
Mexican Peso Linked Nts., 5.65%, 10/29/12 11                                    695,000      697,641
Mexican Peso Linked Nts., 5.752%, 10/28/12 11                                   695,000      701,603
----------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Hungarian Forint/Euro Linked Bonds, 2%, 7/14/03                                 620,000      623,286
EMBI Plus/EMBI Global Linked Bonds, 1.02%, 3/11/03                              510,000      460,509
EMBI Plus/EMBI Global Linked Bonds, 1.20%, 4/4/03                               330,000      293,038
Hungarian Forint/Euro Linked Nts., 1.82%, 8/6/03                                540,000      534,924
Polish Zloty/Euro Linked Nts., 1.572%, 4/28/03 10                               610,000      610,000
----------------------------------------------------------------------------------------------------
Salomon Smith Barney, Inc., Mexican Peso Linked Nts., 1.78%, 12/6/02 [MXN]    6,249,600      594,977
                                                                                         -----------
                                                                                           8,213,804
                                                                                         -----------
Total International Sector (Cost $74,606,456)                                             71,778,643

----------------------------------------------------------------------------------------------------
Asset-Backed Sector--62.5%
----------------------------------------------------------------------------------------------------
Asset-Backed Securities--2.7%
----------------------------------------------------------------------------------------------------
Credit Card--0.4%
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 6          1,000,000    1,050,000
----------------------------------------------------------------------------------------------------
Home Equity Loan--1.4%
Conseco Finance Securitizations Corp., Home Equity Loan
Pass-Through Certificates, Series 2001-D, Cl. M2, 3.553%, 11/15/32 11         2,400,000    2,338,070
----------------------------------------------------------------------------------------------------
Principal Residential Mortgage Capital Resources Trust, Real Estate
Mtg. Investment Conduit Participation Certificates, Series 2000-1,
Cl. B, 3.48%, 6/20/05 6,11                                                    1,000,000      988,125
                                                                                         -----------
                                                                                           3,326,195

----------------------------------------------------------------------------------------------------
Manufactured Housing--0.9%
Lehman ABS Manufactured Housing Contract, Commercial Mtg
Pass-Through Certificates, Series 2001-B, Cl. A4, 5.27%, 9/15/18              2,000,000    2,085,032
                                                                                         -----------
                                                                                           6,461,227

----------------------------------------------------------------------------------------------------
Government Agency--48.4%
----------------------------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored--48.1%
Federal Home Loan Mortgage Corp., 12%, 5/1/10-6/1/15                            380,480      442,865
----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg
Investment Conduit Multiclass Pass-Through Certificates:
Series 2054, Cl. TE, 6.25%, 4/15/24                                             534,000      547,665
Series 2430, Cl. ND, 6.50%, 1/15/31                                           5,000,000    5,254,301

                    26 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

                                                                             Principal   Market Value
                                                                                Amount     See Note 1
-----------------------------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored Continued
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 194, Cl. IO, (35.75)%, 4/1/28 12                                   $    958,651   $    127,920
Series 197, Cl. IO, (21.75)%, 4/1/28 12                                      2,970,816        434,018
Series 199, Cl. IO, (33.64)%, 8/1/28 12                                      6,613,213        862,818
Series 202, Cl. IO, (32.02)%, 4/1/29 12                                     24,263,073      3,381,666
Series 208, Cl. IO, (41.51)%, 6/1/30 12                                      2,410,178        304,285
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Multiclass Mtg. Participation
Certificates, Series 1331, Cl. Z, 8%, 4/15/07                                  641,357        656,061
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 11/25/32 10                                                             11,044,000     11,351,156
6.50%, 11/25/32 10                                                          66,000,000     68,392,500
6.50%, 1/1/29 2                                                              6,591,571      6,841,877
7%, 9/1/29-12/1/29                                                           1,315,519      1,375,580
7%, 11/25/32 10                                                             12,225,000     12,775,125
7.50%, 6/1/10-9/1/29                                                         1,554,101      1,646,585
11%, 7/1/16                                                                    147,044        169,635
13%, 6/1/15                                                                    291,959        348,616
                                                                                         ------------
                                                                                          114,912,673

-----------------------------------------------------------------------------------------------------
GNMA/Guaranteed--0.3%
Government National Mortgage Assn.:
6.75%, 7/20/27                                                                  63,637         65,573
7%, 1/15/28-3/15/28                                                            347,451        365,556
11%, 10/20/19                                                                   97,723        113,304
12%, 11/20/13-9/20/15                                                           94,061        110,803
                                                                                         ------------
                                                                                              655,236
                                                                                         ------------
                                                                                          115,567,909

-----------------------------------------------------------------------------------------------------
Private--11.4%
-----------------------------------------------------------------------------------------------------
Commercial--6.4%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1995-MD4, Cl. A5, 7.384%, 8/13/29                                     1,500,000      1,620,630
Series 1996-D2, Cl. A3, 7.349%, 2/14/29 11                                   3,000,000      3,130,312
Series 1997-D4, Cl. B2, 7.525%, 4/14/29                                      2,000,000      1,670,156
-----------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 10.97%, 6/22/24 6,12            9,653,503        328,822
-----------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 1996-C1, Cl. X-2, 51.60%, 12/25/20 6,12         3,278,670          1,025
-----------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, Commercial
Mtg. Pass-Through Certificates, Series 1997-C2, Cl. F, 7.50%, 11/18/29         600,000        533,297
-----------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Interest-Only Stripped
Mtg.-Backed Security Pass-Through Certificates, Series 1997-C1, Cl. X,
8.281%, 7/15/27 12                                                           2,919,072        178,337
-----------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through
Certificates, Series 1998-C1, Cl. F, 7.098%, 5/15/30 11                      2,000,000      1,816,360
-----------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1996-MC2, Cl. F, 5.75%, 12/21/26                        1,600,000      1,521,250
-----------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                3,700,000      4,081,563


                    27 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF INVESTMENTS  Continued

                                                                                        Principal      Market Value
                                                                                           Amount        See Note 1
-------------------------------------------------------------------------------------------------------------------
Commercial Continued
Strategic Hotel Capital, Inc., Commercial Mtg. Obligations,
Series 2001-SCH1, Cl. E, 4.003%, 4/17/06 6,11                                       $     498,957    $      425,049
                                                                                                     --------------
                                                                                                         15,306,801

-------------------------------------------------------------------------------------------------------------------
Residential--5.0%
Lehman Structured Securities Corp., Collateralized Mtg. Obligations,
Series 2001-GE4, Cl. A, 7.18%, 10/25/30 11                                              1,039,818         1,043,068
-------------------------------------------------------------------------------------------------------------------
PNC Mortgage Securities Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 1998-11, Cl. 1A5, 6.50%, 11/25/28                    10,000,000        10,234,350
-------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg
Pass-Through Certificates, Series 1996-B, Cl. 1, 7.007%, 4/25/26 6,11                     808,769           654,596
                                                                                                     --------------
                                                                                                         11,932,014
                                                                                                     --------------
Total Asset-Backed Sector (Cost $152,545,570)                                                           149,267,951

-------------------------------------------------------------------------------------------------------------------
Money Market Sector--1.1%
-------------------------------------------------------------------------------------------------------------------
Short-Term Notes--0.9%
-------------------------------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc., Series B, 1.90%, 12/9/02                    1,000,000           997,994
-------------------------------------------------------------------------------------------------------------------
Scaldis Capital LLC, 1.87%, 12/16/02                                                    1,000,000           997,663
                                                                                                     --------------
                                                                                                          1,995,657

-------------------------------------------------------------------------------------------------------------------
Repurchase Agreements--0.2%
-------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.42% in joint repurchase agreement (Market Value
$129,581,000) with Banc One Capital Markets, Inc., 1.85%, dated 10/31/02, to be repurchased at $547,028 on 11/1/02, collateralized by U.S. Treasury Nts.,
5.50%, 1/31/03, with a value of $35,825,650, U.S. Treasury Bonds, 2.125%--3.375%,
4/30/04--10/31/04, with a value of $70,274,478 and U.S. Treasury Bills, 5/1/03,
with a value of $26,187,598 (Cost $547,000)                                               547,000           547,000
                                                                                                     --------------
Total Money Market Sector (Cost $2,542,657)                                                               2,542,657
-------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $356,638,282)                                             138.0%      329,484,238
-------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                       (38.0)      (90,714,140)
                                                                                      -----------------------------
Net Assets                                                                                  100.0%    $ 238,770,098
                                                                                      =============================



                    28| OPPENHEIMER MULTI-SECTOR INCOME TRUST

Footnotes to Statement of Investments
Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
ARP      Argentine Peso
AUD      Australian Dollar
CAD      Canadian Dollar
DEM      German Mark
EUR      Euro
FRF      French Franc
GBP      British Pound Sterling
ITL      Italian Lira
JPY      Japanese Yen
MXN      Mexican Nuevo Peso
NOK      Norwegian Krone
PHP      Philippines Peso
SEK      Swedish Krona

1. Zero coupon bond reflects effective yield on the date of purchase.
2. Securities with an aggregate market value of $5,185,521 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
3. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
4. Interest or dividend is paid-in-kind.
5. Non-income producing security.
6. Identifies issues considered to be illiquid or restricted--See Note 9 of Notes to Financial Statements.
7. Issuer is in default.
8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $8,588,599 or 3.60% of the Fund's net assets as of October 31, 2002.
9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
10. When-issued security to be delivered and settled after October 31, 2002.
11. Represents the current interest rate for a variable or increasing rate security.
12. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
13. The issuer has filed bankruptcy. This security is valued under guidelines established by the Board of Trustees and is considered illiquid.

See accompanying Notes to Financial Statements.


                    29 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2002


----------------------------------------------------------------------------------------------
 Assets
 Investments, at value (cost $356,638,282)--see accompanying statement           $ 329,484,238
----------------------------------------------------------------------------------------------
 Cash                                                                                3,153,243
----------------------------------------------------------------------------------------------
 Cash--foreign currencies (cost $1,900)                                                  1,197
----------------------------------------------------------------------------------------------
 Swap contract                                                                          10,268
----------------------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                                  33,885
----------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest, dividends and principal paydowns                                          4,317,767
 Investments sold (including $1,476,403 sold on a when-issued basis)                 1,936,602
 Daily variation on futures contracts                                                  136,292
 Other                                                                                   3,660
                                                                                --------------
 Total assets                                                                      339,077,152

----------------------------------------------------------------------------------------------
 Liabilities
 Unrealized depreciation on foreign currency contracts                                 149,135
----------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $94,859,665 purchased on a when-issued basis)     99,841,617
 Trustees' compensation                                                                 68,143
 Shareholder reports                                                                    41,652
 Closed foreign currency contracts                                                      20,787
 Management and administrative fees                                                     18,995
 Other                                                                                 166,725
                                                                                --------------
 Total liabilities                                                                 100,307,054


----------------------------------------------------------------------------------------------
 Net Assets                                                                      $ 238,770,098
                                                                                ==============

----------------------------------------------------------------------------------------------
 Composition of Net Assets
----------------------------------------------------------------------------------------------
 Par value of shares of beneficial interest                                      $     292,299
----------------------------------------------------------------------------------------------
 Additional paid-in capital                                                        307,442,919
----------------------------------------------------------------------------------------------
 Undistributed net investment income                                                     4,960
----------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions    (41,893,238)
----------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation of
 assets and liabilities denominated in foreign currencies                          (27,076,842)
                                                                                --------------
 Net Assets--applicable to 29,229,920 shares of beneficial interest outstanding  $ 238,770,098
                                                                                ==============

----------------------------------------------------------------------------------------------
 Net Asset Value Per Share                                                               $8.17
                                                                                ==============




 See accompanying Notes to Financial Statements.


                    30 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2002

--------------------------------------------------------------------------------------
 Investment Income

 Interest                                                                 $ 20,764,735
--------------------------------------------------------------------------------------
 Dividends                                                                     273,536
                                                                          ------------
 Total investment income                                                    21,038,271

--------------------------------------------------------------------------------------
 Expenses
 Management fees                                                             1,583,420
--------------------------------------------------------------------------------------
 Shareholder reports                                                           106,654
--------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                                  45,364
--------------------------------------------------------------------------------------
 Custodian fees and expenses                                                    40,068
--------------------------------------------------------------------------------------
 Legal, auditing and other professional fees                                    33,640
--------------------------------------------------------------------------------------
 Trustees' compensation                                                         13,045
--------------------------------------------------------------------------------------
 Accounting service fees                                                         4,000
--------------------------------------------------------------------------------------
 Other                                                                         171,106
                                                                          ------------
 Total expenses                                                              1,997,297
 Less reduction to custodian expenses                                           (3,971)
                                                                          ------------
 Net expenses                                                                1,993,326


--------------------------------------------------------------------------------------
 Net Investment Income                                                      19,044,945

--------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
 Investments (including premiums on options exercised)                     (10,143,935)
 Closing of futures contracts                                                3,685,788
 Closing and expiration of option contracts written                             69,547
 Foreign currency transactions                                               1,165,949
                                                                          ------------
 Net realized loss                                                          (5,222,651)

--------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                                (3,415,765)
 Translation of assets and liabilities denominated in foreign currencies     3,310,041
                                                                          ------------
 Net change                                                                   (105,724)
                                                                          ------------
 Net realized and unrealized loss                                           (5,328,375)

--------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                     $ 13,716,570
                                                                          ============




 See accompanying Notes to Financial Statements.


                    31 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

STATEMENTS OF CHANGES IN NET ASSETS


 Year Ended October 31,                                                             2002             2001
---------------------------------------------------------------------------------------------------------
 Operations
 Net investment income                                                     $  19,044,945    $  22,602,538
---------------------------------------------------------------------------------------------------------
 Net realized loss                                                            (5,222,651)      (7,951,443)
---------------------------------------------------------------------------------------------------------
 Net change in unrealized depreciation                                          (105,724)      (4,900,186)
                                                                           ------------------------------
 Net increase in net assets resulting from operations                         13,716,570        9,750,909

---------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders
 Dividends from net investment income                                        (19,468,363)     (22,861,344)
---------------------------------------------------------------------------------------------------------
 Tax return of capital distribution                                                   --         (959,803)

---------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Proceeds from shares issued to shareholders in reinvestment of dividends        355,582          607,802

---------------------------------------------------------------------------------------------------------
 Net Assets
 Total decrease                                                               (5,396,211)     (13,462,436)
---------------------------------------------------------------------------------------------------------
 Beginning of period                                                         244,166,309      257,628,745
                                                                           ------------------------------
 End of period [including undistributed (overdistributed)
 net investment income of $4,960 and $(696,954), respectively]             $ 238,770,098    $ 244,166,309
                                                                           ==============================



 See accompanying Notes to Financial Statements.


                    32 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

FINANCIAL HIGHLIGHTS


Year Ended October 31,                                     2002            2001            2000            1999            1998
---------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                     $8.37           $8.85           $9.45           $9.82          $10.61
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .65             .78             .86             .87             .79
 Net realized and unrealized loss                          (.18)           (.44)           (.62)           (.43)           (.75)
                                                          -----------------------------------------------------------------------
 Total from investment operations                           .47             .34             .24             .44             .04
---------------------------------------------------------------------------------------------------------------------------------
 Dividend and/or distributions to shareholders:
 Dividends from net investment income                      (.67)           (.79)           (.68)           (.81)           (.78)
 Tax return of capital distribution                          --            (.03)           (.16)             --            (.05)
                                                          -----------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.67)           (.82)           (.84)           (.81)           (.83)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $8.17           $8.37           $8.85           $9.45           $9.82
                                                          =======================================================================
 Market value, end of period                              $7.36           $8.08           $7.88           $8.06           $9.38
                                                          =======================================================================

---------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Market Value 1                          (1.35)%         12.79%           6.93%          (6.64)%          0.17%

---------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)              $238,770        $244,166        $257,629        $275,181        $285,907
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $243,498        $251,362        $269,849        $285,213        $304,773
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                     7.82%           8.99%           9.27%           8.86%           7.56%
 Expenses                                                  0.82%           0.75%           0.84%           1.03%           1.01% 3
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     70%            133%            104%            159%            402%



1. Assumes a purchase at the current market price on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and a sale at the current market price on the last business day of the period. Total return does not reflect sales charges or brokerage commissions.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.



                    33 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Multi-Sector Income Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund's investment objective is to seek high current income consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Structured Notes. The Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying foreign currency exchange rate. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of October 31, 2002, the market value of these securities comprised 3.7% of the Fund's net assets and resulted in unrealized losses in the current period of $276,502. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.
--------------------------------------------------------------------------------
 Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its commitments. These transactions of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. As of October 31, 2002, the Fund had entered into when-issued purchase commitments of $94,859,665 and when-issued sale commitments of $1,476,403.


                    34 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

    In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Fund generally records the incremental difference between the forward purchase and sell of each forward roll as interest income.
    Risks to the Fund of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.
--------------------------------------------------------------------------------
 Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of October 31, 2002, securities with an aggregate market value of $4,695,192, representing 1.97% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates on the valuation date. Amounts related to the purchase and sale of foreign securities and investment income are translated at the prevailing exchange rates on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                    35 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
    During the fiscal year ended October 31, 2002, the Fund did not utilize any capital loss carryforward.

 As of October 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:
                              Expiring
                              ----------------------
                              2003     $   7,982,990
                              2006         1,509,541
                              2007        11,561,894
                              2008         5,440,197
                              2009         4,239,210
                              2010         9,434,931
                                       -------------
                              Total      $40,168,763
                                       =============

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2002, the Fund's projected benefit obligations were increased by $5,566 and payments of $13,676 were made to retired trustees, resulting in an accumulated liability of $67,225 as of October 31, 2002.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing


                    36 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
 of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended October 31, 2002, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $1,125,332. Accumulated net realized loss on investments was increased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

 The tax character of distributions paid during the year ended October 31, 2002 and year ended October 31, 2001 was as follows:

                                          Year Ended                 Year Ended
                                    October 31, 2002           October 31, 2001
           ---------------------------------------------------------------------
           Distributions paid from:
           Ordinary income               $19,468,363                $22,861,344
           Long-term capital gain                 --                         --
           Return of capital                      --                    959,803
                                         --------------------------------------
           Total                         $19,468,363                $23,821,147
                                         ======================================

 As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

           Undistributed net investment income                 $      4,960
           Accumulated net realized loss                        (41,893,238)
           Net unrealized depreciation                          (27,076,842)
                                                             ---------------
           Total                                               $(68,965,120)
                                                             ===============
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
-------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                   37 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest

 The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                  Year Ended October 31, 2002             Year Ended October 31, 2001
                                    Shares             Amount              Shares              Amount
-----------------------------------------------------------------------------------------------------
 Net increase from
 dividends reinvested              42,436            $355,582              71,416            $607,802


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2002, were $210,944,954 and $199,534,779, respectively.

 As of October 31, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $358,190,201 was composed of:

           Gross unrealized appreciation            $  8,581,987
           Gross unrealized depreciation             (37,287,950)
                                                    ------------
           Net unrealized depreciation              $(28,705,963)
                                                    ============

 The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.


--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.65% on the Fund's average annual net assets.

--------------------------------------------------------------------------------
 Accounting Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $24,000, plus out-of-pocket costs and expenses reasonably incurred. Effective January 1, 2002 the Fund no longer pays accounting service fees.
--------------------------------------------------------------------------------
 Transfer Agent Fees. Shareholder Financial Services, Inc. (SFSI), a wholly-owned subsidiary of the Manager, is the transfer agent and registrar for the Fund. Fees paid to SFSI are based on the number of accounts and the number of shareholder transactions, plus out-of-pocket costs and expenses.


                    38 | OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and to seek to protect against adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the forward transaction. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of October 31, 2002, the Fund had outstanding foreign currency contracts as follows:

                                                                              Valuation
                                                            Contract              as of
                                       Expiration             Amount         October 31,        Unrealized           Unrealized
 Contract Description                       Dates              (000s)              2002       Appreciation         Depreciation
------------------------------------------------------------------------------------------------------------------------------------
 Contracts to Purchase
 British Pound Sterling [GBP]            11/29/02              425GBP        $  663,725          $   3,593          $        --
 Canadian Dollar [CAD]                   11/27/02              850CAD           542,496              4,453                   --
 Euro [EUR]                     12/27/02 - 5/5/03            1,355EUR         1,334,980             14,941                   --
 Japanese Yen [JPY]                      11/21/02           78,000JPY           637,304             10,898                   --
                                                                                               -------------------------------------
                                                                                                    33,885                   --
                                                                                               -------------------------------------
 Contracts to Sell
 Australian Dollar [AUD]                 11/27/02              990AUD           548,185                 --               13,020
 British Pound
  Sterling [GBP]                 3/6/03 - 3/20/03              990GBP         1,536,038                 --                8,368
 Euro [EUR]                     11/29/02 - 4/7/03            4,350EUR         4,286,852                 --               78,008
 Japanese Yen [JPY]              1/6/03 - 1/10/03          323,000JPY         2,644,907                 --               44,743
 Philippines Peso [PHP]                   4/25/03           34,543PHP           634,996                 --                4,996
                                                                                               -------------------------------------
                                                                                                        --              149,135
                                                                                               -------------------------------------
 Total Unrealized Appreciation and Depreciation                                                    $33,885             $149,135
                                                                                               =====================================


--------------------------------------------------------------------------------
 6. Futures Contracts
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

                    39| OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 6. Futures Contracts Continued
    The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
    Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as closing and expiration of futures contracts.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of October 31, 2002, the Fund had outstanding futures contracts as follows:

                                                                               Valuation        Unrealized
                                              Expiration    Number of              as of      Appreciation
 Contract Description                              Dates    Contracts   October 31, 2002    (Depreciation)
 -----------------------------------------------------------------------------------------------------------
 Contracts to Purchase
 DAX Index                                      12/20/02           4        $    315,708        $    2,503
 Euro-Bobl                                       12/6/02         125          13,541,115           (22,156)
 Euro-Bundesobligation                           12/6/02          10           1,103,491            14,019
 FTSE 100 Index                                 12/20/02           1              63,010              (395)
 NASDAQ 100 Index                               12/19/02          10             991,500            34,500
 Nikkei 225 Index                               12/12/02           2              86,200              (778)
 United Kingdom Long Gilt                       12/27/02           2             372,977            (5,095)
 U.S. Long Bonds                                12/19/02         153          16,930,406           315,578
 U.S. Treasury Nts., 5 yr.                      12/19/02          18           2,047,219             3,656
 U.S. Treasury Nts., 10 yr.                     12/19/02         192          22,026,000           265,875
                                                                                                ------------
                                                                                                   607,707
                                                                                                ------------
 Contracts to Sell
 Euro-Schatz                                    12/6/02           75           7,810,496           (27,669)
 Japan (Government of) Bonds, 10 yr.            12/11/02           2           2,317,852           (14,040)
 U.S. Treasury Nts., 2 yr.                      12/27/02         299          64,336,391          (399,702)
                                                                                                ------------
                                                                                                  (441,411)
                                                                                                ------------
                                                                                                 $ 166,296
                                                                                                ============



                    40| OPPENHEIMER MULTI-SECTOR INCOME TRUST

--------------------------------------------------------------------------------
 7. Option Activity
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the year ended October 31, 2002 was as follows:

                                                         Call Options                           Put Options
                                   ----------------------------------    ------------------------------------
                                   Principal (000s)/                     Principal (000s)/
                                           Number of        Amount of            Number of        Amount of
                                           Contracts         Premiums            Contracts         Premiums
-------------------------------------------------------------------------------------------------------------
 Options outstanding as of
 October 31, 2001                              4,800        $  26,666                   --         $     --
 Options written                             972,070          414,743                  597           28,369
 Options closed or expired                  (966,522)        (201,577)                  --               --
 Options exercised                           (10,348)        (239,832)                (597)         (28,369)
                                            -----------------------------------------------------------------
 Options outstanding as of
 October 31, 2002                                 --        $      --                   --         $     --
                                            =================================================================


                    41| OPPENHEIMER MULTI-SECTOR INCOME TRUST

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 8. Credit Swap Transactions
 The Fund may enter into a credit swap transaction to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations).

 During the year ended October 31, 2002, the Fund entered into a transaction to hedge credit risk. The Fund pays an annual 2% interest fee on the notional amount in exchange for the counterparty paying in a potential credit event. Information regarding the credit swap is as follows:
                                                        Valuation
                                                            as of
                               Expiration   Notional  October 31,     Unrealized
Contract Description                 Date     Amount         2002   Appreciation
--------------------------------------------------------------------------------
 J.P. Morgan Chase Bank, Jordan
 (Kingdom of) Credit Nts.          6/6/06   $175,000      $10,268        $10,268


 -------------------------------------------------------------------------------
 9. Illiquid or Restricted Securities
 As of October 31, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of October 31, 2002 was $14,134,005, which represents 5.92% of the Fund's net assets, of which $1,197 is considered restricted. Information concerning restricted securities is as follows:

                                               Valuation as of
                   Acquisition                     October 31,      Unrealized
 Security                 Date        Cost                2002    Depreciation
 -------------------------------------------------------------------------------
 Currency
 Argentine Peso        1/15/02      $1,900              $1,197            $703


                    42| OPPENHEIMER MULTI-SECTOR INCOME TRUST

INDEPENDENT AUDITORS' REPORT



--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of
 Oppenheimer Multi-Sector Income Trust:

 We have audited the accompanying statement of assets and liabilities of Oppenheimer Multi-Sector Income Trust, including the statement of investments, as of October 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Multi-Sector Income Trust as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





 KPMG LLP

 Denver, Colorado
 November 21, 2002


                    43| OPPENHEIMER MULTI-SECTOR INCOME TRUST

FEDERAL INCOME TAX INFORMATION  Unaudited


--------------------------------------------------------------------------------
 In early 2003, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2002. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    Dividends paid by the Fund during the fiscal year ended October 31, 2002 which are not designated as capital gain distributions should be multiplied by 1.18% to arrive at the amount eligible for the corporate dividend-received deduction.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

                    44| OPPENHEIMER MULTI-SECTOR INCOME TRUST

 GENERAL INFORMATION CONCERNING THE FUND
 Unaudited

 Oppenheimer Multi-Sector Income Trust (the Fund) is a closed-end diversified management investment company with a primary investment objective of seeking high current income consistent with preservation of capital. The Fund's secondary investment objective is capital appreciation. In seeking its objectives under normal market conditions, the Fund may invest any percentage of its assets in at least three of the following seven fixed-income sectors:
 U.S. Government, Corporate, International, Asset-Backed, Municipal, Convertible and Money Market. Current income, preservation of capital and, secondarily, possible capital appreciation may be considerations in the allocation of assets among such sectors. The Fund can invest in a number of different kinds of "derivative investments" and can also engage in certain special investment techniques, including repurchase transactions, when-issued and delayed delivery transactions and hedging. Although, the Fund is not required to invest in any of these types of securities at all times. The investment advisor to the Fund is OppenheimerFunds, Inc. (the Manager).
    The Portfolio Managers of the Fund are Arthur Steinmetz and Caleb Wong. Mr. Steinmetz is a Vice President of the Fund and a Senior Vice President of the Advisor and Mr. Wong is Vice President of the Advisor and the Fund. Messrs. Steinmetz and Wong have been the persons principally responsible for the day-to-day management of the Fund's portfolio since February 1, 1999. Prior to February 1999, Mr. Steinmetz served as a portfolio manager and officer of other Oppenheimer funds. Mr. Wong worked on fixed-income quantitative research and risk management for the Advisor since July 1996, prior to which he was enrolled in the Ph.D. program for Economics as the University of Chicago. Other members of the Advisor's fixed-income portfolio department, particularly portfolio analysts, traders and other portfolio managers provide the Fund's Portfolio Managers with support in managing the Fund's portfolio.

--------------------------------------------------------------------------------
 Dividend Reinvestment and Cash Purchase Plan--Pursuant to the Fund's Dividend Reinvestment and Cash Purchase Plan (the Plan), as to shares of the Fund (Shares) not registered in nominee name, all dividends and capital gains distributions (Distributions) declared by the Fund will be automatically reinvested in additional full and fractional Shares unless a shareholder elects to receive cash. If Shares are registered in nominee name, the shareholder should consult the nominee if the shareholder desires to participate in the Plan. Shareholders that participate in the Plan (Participants) may, at their option, make additional cash investments in Shares, semi-annually in amounts of at least $100, through payment to Shareholder Financial Services, Inc., the agent for the Plan (the Agent), accompanied by a service fee of $0.75.
    Depending upon the circumstances hereinafter described, Plan Shares will be acquired by the Agent for the Participant's account through receipt of newly issued Shares or the purchase of outstanding Shares on the open market. If the market price of Shares on the relevant date (normally the payment date) equals or exceeds their net asset value, the Agent will ask the Fund for payment of the Distribution in additional Shares at the greater of the Fund's net asset value determined as of the date of purchase or 95% of the then-current market price. If the market price is lower than net asset value, the

                    45| OPPENHEIMER MULTI-SECTOR INCOME TRUST

 GENERAL INFORMATION CONCERNING THE FUND
 Unaudited / Continued

    Distribution will be paid in cash, which the Agent will use to buy Shares on The New York Stock Exchange (the NYSE), or otherwise on the open market to the extent available. If the market price exceeds the net asset value before the Agent has completed its purchases, the average purchase price per Share paid by the Agent may exceed the net asset value, resulting in fewer Shares being acquired than if the Distribution had been paid in Shares issued by the Fund.
    Participants may elect to withdraw from the Plan at any time and thereby receive cash in lieu of Shares by sending appropriate written instructions to the Agent. Elections received by the Agent will be effective only if received more than ten days prior to the record date for any Distribution; otherwise, such termination will be effective shortly after the investment of such Distribution with respect to any subsequent Distribution. Upon withdrawal from or termination of the Plan, all Shares acquired under the Plan will remain in the Participant's account unless otherwise requested. For full Shares, the Participant may either: (1) receive without charge a share certificate for such Shares; or (2) request the Agent (after receipt by the Agent of signature guaranteed instructions by all registered owners) to sell the Shares acquired under the Plan and remit the proceeds less any brokerage commissions and a $2.50 service fee.
    Fractional Shares may either remain in the Participant's account or be redeemed at the current market price with the proceeds remitted to the Participant. Shareholders who have previously withdrawn from the Plan may rejoin at any time by sending written instructions signed by all registered owners to the Agent.
    There is no direct charge for participation in the Plan; all fees of the Agent are paid by the Fund. There are no brokerage charges for Shares issued directly by the Fund. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases of Shares to be issued under the Plan. Participants will receive tax information annually for their personal records and to assist in federal income tax return preparation. The automatic reinvestment of Distributions does not relieve Participants of any income tax that may be payable on Distributions.
    The Plan may be terminated or amended at any time upon 30 days' prior written notice to Participants which, with respect to a Plan termination, must precede the record date of any Distribution by the Fund. Additional information concerning the Plan may be obtained by shareholders holding Shares registered directly in their names by writing the Agent, Shareholder Financial Services, Inc., P.O. Box 173673, Denver, CO 80217-3673 or by calling 1-800-647-7374.
 Shareholders holding Shares in nominee name should contact their brokerage firm or other nominee for more information.

--------------------------------------------------------------------------------
 Shareholder Information--The Shares are traded on the NYSE. Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transaction section of newspapers under the designation "OppenMlti." The Fund's NYSE trading symbol is OMS. Weekly net asset value (NAV) and market price information about the Fund is generally published each Monday in The Wall Street Journal and each Sunday in The New York Times and each Saturday in Barron's, and other newspapers in a table called "Closed-End Bond Funds."


                    46| OPPENHEIMER MULTI-SECTOR INCOME TRUST

TRUSTEES AND OFFICERS

--------------------------------------------------------------------------------
Name, Age, Position(s)       Principal Occupation(s) During Past 5 Years / Other
Held with Fund and           Trusteeships/Directorships Held by Trustee / Number
Length of Service            of Portfolios in Fund Complex Currently Overseen by
                             Trustee

INDEPENDENT                  The address of each Trustee in the chart below is
TRUSTEES                     6803 S. Tucson Way, Centennial, CO 80112-3924. Each
                             Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

Leon Levy, Chairman of       General Partner (since 1982) of Odyssey Partners,
the Board of Trustees        L.P. (investment partnership) and Chairman of the
(since 1988)                 Board (since 1981) of Avatar Holdings, Inc. (real
Age: 76                      estate development). Oversees 31 portfolios in the
                             OppenheimerFunds complex.

Robert G. Galli,             A trustee or director of other Oppenheimer funds.
Trustee (since 1993)         Formerly Vice Chairman (October 1995-December 1997)
Age: 69                      of the Manager. Oversees 41 portfolios in the
                             OppenheimerFunds complex.

Phillip A. Griffiths,        The Director (since 1991) of the Institute for
Trustee (since 1999)         Advanced Study, Princeton, N.J., director (since
Age: 63                      2001) of GSI Lumonics and a member of the National
                             Academy of Sciences (since 1979); formerly (in descending chronological order) a director of Bankers Trust Corporation, Provost and Professor of
                             Mathematics at Duke University, a director of Research Triangle Institute, Raleigh, N.C., and a
                             Professor of Mathematics at Harvard University.
                             Oversees 31 portfolios in the OppenheimerFunds complex.

Benjamin Lipstein,           Professor Emeritus of Marketing, Stern Graduate
Trustee (since 1988)         School of Business Administration, New York
Age: 79                      University. Oversees 31 portfolios in the
                             OppenheimerFunds complex.

Elizabeth B. Moynihan,       Author and architectural historian; a trustee of
Trustee (since 1992)         the Freer Gallery of Art and Arthur M. Sackler
Age: 72                      Gallery (Smithsonian Institute), Trustees Council
                             of the National Building Museum; a member of the Trustees Council, Preservation League of New York
                             State. Oversees 31 portfolios in the
                             OppenheimerFunds complex.

Kenneth A. Randall,          A director of Dominion Resources, Inc. (electric
Trustee (since 1988)         utility holding company) and Prime Retail, Inc.
Age: 75                      (real estate investment trust); formerly a director
                             of Dominion Energy, Inc. (electric power and oil & gas producer), President and Chief Executive
                             Officer of The Conference Board, Inc.
                             (international economic and business research) and a director of Lumbermens Mutual Casualty Company,
                             American Motorists Insurance Company and American
                             Manufacturers Mutual Insurance Company. Oversees 31 portfolios in the OppenheimerFunds complex.

Edward V. Regan,             President, Baruch College, CUNY; a director of
Trustee (since 1993)         RBAsset (real estate manager); a director of
Age: 72                      OffitBank; formerly Trustee, Financial Accounting
                             Foundation (FASB and GASB), Senior Fellow of Jerome
                             Levy Economics Institute, Bard College, Chairman of
                             Municipal Assistance Corporation for the City of
                             New York, New York State Comptroller and Trustee of
                             New York State and Local Retirement Fund. Oversees
                             31 investment companies in the OppenheimerFunds complex.

Russell S. Reynolds, Jr.,    Chairman (since 1993) of The Directorship Search
Trustee (since 1989)         Group, Inc. (corporate governance consulting and
Age: 70                      executive recruiting); a life trustee of
                             International House (non-profit educational organization), and a trustee (since 1996) of the Greenwich Historical Society. Oversees 31 portfolios in the OppenheimerFunds complex.



                    47| OPPENHEIMER MULTI-SECTOR INCOME TRUST

TRUSTEES AND OFFICERS  Continued

Donald W. Spiro,             Chairman Emeritus (since January 1991) of the
Vice Chairman of the Board   Manager. Formerly a director (January 1969-August
of Trustees (since 1988)     1999) of the Manager. Oversees 31 portfolios in the
Age: 76                      OppenheimerFunds complex.

Clayton K. Yeutter,          Of Counsel (since 1993), Hogan & Hartson (a law
Trustee (since 1991)         firm). Other directorships: Caterpillar, Inc.
Age: 71                      (since 1993) and Weyerhaeuser Co. (since 1999).
                             Oversees 31 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
INTERESTED TRUSTEE           The address of Mr. Murphy in the chart below is 498
AND OFFICER                  Seventh Avenue, New York, NY 10018. Mr. Murphy
                             serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,              Chairman, Chief Executive Officer and director
President and Trustee        (since June 2001) and President (since September
(since October 2001)         2000) of the Manager; President and a director or
Age: 53                      trustee of other Oppenheimer funds; President and a
                             director (since July 2001) of Oppenheimer
                             Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager);
                             a director (since November 2001) of
                             OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Chairman and a director (since July
                             2001) of Shareholder Services, Inc. and of
                             Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of OppenheimerFunds
                             Legacy Program (a charitable trust program established by the Manager); a director of the investment advisory subsidiaries of the Manager:
                             OFI Institutional Asset Management, Inc. and
                             Centennial Asset Management Corporation (since
                             November 2001), HarbourView Asset Management
                             Corporation and OFI Private Investments, Inc.
                             (since July 2001); President (since November 1,
                             2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.; a director
                             (since November 2001) of Trinity Investment
                             Management Corp. and Tremont Advisers, Inc.
                             (Investment advisory affiliates of the Manager);
                             Executive Vice President (since February 1997) of
                             Massachusetts Mutual Life Insurance Company (the
                             Manager's parent company); a director (since June
                             1995) of DLB Acquisition Corporation (a holding company that holds the shares of David L. Babson &
                             Company, Inc.); formerly, Chief Operating Officer
                             (September 2000-June 2001) of the Manager;
                             President and trustee (November 1999-November 2001) of MML Series Investment Fund and MassMutual
                             Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance Company; President, Chief
                             Executive Officer and director (September
                             1999-August 2000) of MML Bay State Life Insurance
                             Company; a director (June 1989-June 1998) of
                             Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp).
                             Oversees 69 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
OFFICERS The address of the Officers in the chart below is as follows: for Messrs. Steinmetz, Wong and Zack, 498 Seventh Avenue, New York, NY 10018, for Mr. Wixted, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

Arthur P. Steinmetz,         Senior Vice President of the Manager (since March
Vice President (since 1999)  1993) and of HarbourView Asset Management
Age: 44                      Corporation (since March 2000). An officer of 6
                             portfolios in the OppenheimerFunds complex.



                    48| OPPENHEIMER MULTI-SECTOR INCOME TRUST

Caleb Wong,                  Vice President (since June 1999) of the Adviser;
Vice President (since 1999)  worked in fixed-income quantitative research and
Age: 37                      risk management for the Adviser (since July 1996);
                             formerly Assistant Vice President of the Adviser
                             (January 1997 - June 1999); before joining the
                             Adviser in July 1996 he was enrolled in the Ph.D.
                             program for Economics at the University of Chicago.
                             An officer of 1 portfolio in the OppenheimerFunds complex

Brian W. Wixted,             Senior Vice President and Treasurer (since March
Treasurer, Principal         1999) of the Manager; Treasurer (since March 1999)
Financial and Accounting     of HarbourView Asset Management Corporation,
Officer (since 1999)         Shareholder Services, Inc., Oppenheimer Real Asset
Age: 42                      Management Corporation, Shareholder Financial
                             Services, Inc., Oppenheimer Partnership Holdings,
                             Inc., OFI Private Investments, Inc. (since March
                             2000), OppenheimerFunds International Ltd. and
                             Oppenheimer Millennium Funds plc (since May 2000) and OFI Institutional Asset Management, Inc. (since
                             November 2000) (offshore fund management subsidiaries of the Manager); Treasurer and Chief
                             Financial Officer (since May 2000) of Oppenheimer
                             Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of
                             Oppenheimer Acquisition Corp. and OppenheimerFunds
                             Legacy Program (since April 2000); formerly
                             Principal and Chief Operating Officer (March
                             1995-March 1999), Bankers Trust Company-Mutual Fund
                             Services Division. An officer of 85 portfolios in the OppenheimerFunds complex.

Robert G. Zack,              Senior Vice President (since May 1985) and General
Secretary (since 2001)       Counsel (since February 2002) of the Manager;
Age: 54                      General Counsel and a director (since November
                             2001) of OppenheimerFunds Distributor, Inc.; Senior
                             Vice President and General Counsel (since November
                             2001) of HarbourView Asset Management Corporation;
                             Vice President and a director (since November 2000) of Oppenheimer Partnership Holdings, Inc.; Senior
                             Vice President, General Counsel and a director
                             (since November 2001) of Shareholder Services,
                             Inc., Shareholder Financial Services, Inc., OFI
                             Private Investments, Inc., Oppenheimer Trust
                             Company and OFI Institutional Asset Management,
                             Inc.; General Counsel (since November 2001) of
                             Centennial Asset Management Corporation; a director
                             (since November 2001) of Oppenheimer Real Asset
                             Management, Inc.; Assistant Secretary and a director (since November 2001) of OppenheimerFunds
                             International Ltd.; Vice President (since November
                             2001) of OppenheimerFunds Legacy Program; Secretary
                             (since November 2001) of Oppenheimer Acquisition
                             Corp.; formerly Acting General Counsel (November
                             2001-February 2002) and Associate General Counsel
                             (May 1981-October 2001) of the Manager; Assistant
                             Secretary of Shareholder Services, Inc. (May
                             1985-November 2001), Shareholder Financial
                             Services, Inc. (November 1989-November 2001);
                             OppenheimerFunds International Ltd. and Oppenheimer
                             Millennium Funds plc (October 1997-November 2001).
                             An officer of 85 portfolios in the OppenheimerFunds complex.




The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.

                    49| OPPENHEIMER MULTI-SECTOR INCOME TRUST

OPPENHEIMER MULTI-SECTOR INCOME TRUST


--------------------------------------------------------------------------------
 Investment Advisor                 OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
 Transfer Agent                     Shareholder Financial Services, Inc.
 and Registrar

--------------------------------------------------------------------------------
 Independent Auditors               KPMG LLP

--------------------------------------------------------------------------------
 Legal Counsel                      Mayer Brown Rowe & Maw

                                    For more information about Oppenheimer
                                    Multi-Sector Income Trust, please refer to the Prospectus. To obtain a copy, call your financial advisor.

                                    (C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.


                                                      [LOGO] OppenheimerFunds(R)
                                                               Distributor, Inc.


RA0680.001.1002  December 30, 2002